                                                   Rule 497(e)
                                                   1933 Act File No. 2-10653
                                                   1940 Act File No. 811-82

                                 CGM MUTUAL FUND

                      SUPPLEMENT DATED DECEMBER 13, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

         At a special meeting of shareholders of CGM Mutual Fund held on December 12, 1996, shareholders approved a new advisory agreement between CGM Mutual Fund and CGM. The new advisory agreement provides for a management fee at an annual percentage rate of 0.90% of the first $500 million of CGM Mutual Fund's average daily net asset value, 0.80% of the next $500 million of such value, and 0.75% of such value in excess of $1 billion. The new advisory agreement became effective on December 13, 1996. The Schedule of Fees listed below is based on financial information of the Fund for the fiscal year ended December 31, 1995, adjusted to give effect to the revised management fee and replaces the Schedule of Fees on page 2 of the Prospectus:

SCHEDULE OF FEES

SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)......................     None
     Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)......................     None
     Redemption Fees*.........................................     None
     Exchange Fees............................................     None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

     Management Fees..........................................     0.84%
     12b-1 Fees...............................................     None
     Other Expenses...........................................     0.23%
                                                                   ----
     Total Fund Operating Expenses............................     1.07%

----------
* A wire fee (currently $5.00) will be deducted from proceeds if a shareholder elects to transfer redemption proceeds by wire.

         The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund. For additional information about the Fund's fees and expenses, please see "The Fund's Investment Manager" and the Statement of Additional Information.

         The following example illustrates the approximate expenses that you would incur on a $1,000 investment over a ten-year period, assuming a 5% annual rate of return and redemption at the end of each period.

                                   CUMULATIVE
                                   ----------
            1 YEAR          3 YEARS            5 YEARS          10 YEARS
            ------          -------            -------          --------
              $11             $34                $59              $131

         Please keep in mind that the example shown above is hypothetical. The information above should not be considered a representation of past or future return and expenses; the actual return and expenses may be more or less.

                                                   Rule 497(e)
                                                   1933 Act File No. 2-10653
                                                   1940 Act File No. 811-82

                                 CGM MUTUAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 1996,
                      as supplemented on December 13, 1996







         This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the CGM Mutual Fund Prospectus dated May 1, 1996, as supplemented (the "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectus may be obtained from CGM Trust, c/o The CGM Funds Investor Services Division, P.O. Box 449, Boston, Massachusetts 02117 (Telephone: 800-345-4048).

MSAI96

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

INTRODUCTION................................................................. 1

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.............................. 1

PORTFOLIO TURNOVER........................................................... 4

MANAGEMENT OF THE FUND....................................................... 5

INVESTMENT ADVISORY AND OTHER SERVICES....................................... 7
         Advisory Agreement.................................................. 7
         Custodial Arrangements.............................................. 9
         Independent Accountants............................................. 9
         Other Arrangements.................................................. 9

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................10

DESCRIPTION OF THE TRUST.....................................................11
         Shareholder Rights..................................................11
         Shareholder and Trustee Liability...................................12

HOW TO BUY SHARES............................................................13

ADVERTISING AND PERFORMANCE INFORMATION......................................13
         Calculation of Total Return.........................................13
         Calculation of Yield................................................14
         Performance Comparisons.............................................14

NET ASSET VALUE AND PUBLIC OFFERING PRICE....................................16

SHAREHOLDER SERVICES.........................................................17
         Open Accounts.......................................................17
         Systematic Withdrawal Plans ("SWP").................................17
         Exchange Privilege..................................................18
         Automatic Investment Plans ("AIP")..................................19
         Retirement Plans....................................................19
         Address Changes.....................................................20

REDEMPTIONS..................................................................20
         Redeeming by Telephone..............................................21
         Check Sent to the Record Address....................................21
         Proceeds Wired to a Predesignated Bank..............................21
         All Redemptions.....................................................21

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS.................22

FINANCIAL STATEMENTS.........................................................24

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

         CGM Mutual Fund (the "Fund"), registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company, is organized as a separate series of shares of CGM Trust (the "Trust"). The Trust is a Massachusetts business trust established under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated January 16, 1986, as amended. The Trust is a successor in interest to Loomis-Sayles Mutual Fund. On March 1, 1990, the Trust's name was changed from "Loomis-Sayles Mutual Fund" to "CGM Mutual Fund" to reflect the assumption by Capital Growth Management Limited Partnership ("CGM" or the "Investment Manager") of investment advisory responsibilities with respect to the Trust. On December 20, 1991, the Trust's name was changed to CGM Trust and the Fund's name was changed to CGM Mutual Fund in connection with the organization of CGM Fixed Income Fund as a second series of the Trust.


--------------------------------------------------------------------------------
                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
--------------------------------------------------------------------------------

         The Fund's investment objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor. There are no assurances that the Fund will achieve its objective.

         The Fund seeks to attain its objective by investing substantially all of its assets in equity securities and fixed-income securities. The Fund is "flexibly managed"; it sometimes will be more heavily invested in equity or fixed-income securities, depending on management's view of the economic and investment outlook. The Fund will ordinarily invest its assets so that approximately 25% (or more) of the Fund's total assets will be invested in debt or fixed-income securities.

         The Fund may invest up to 35% of its total assets in debt or fixed-income securities of a quality below investment grade at the time of investment (i.e. securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's) or lower than BBB by Standard and Poor's Corporation ("S&P"), or their equivalent as determined by the Investment Manager), including up to 10% of its total assets in fixed income securities rated at the time of investment CAA by Moody's or CCC by S&P, or their equivalent as determined by the Investment Manager. Risks associated with such investments are described in the Prospectus.

          The Fund may not:

          (1) Invest in companies for the purpose of exercising control or management;

          (2) Issue any senior securities, except as it may be permitted by the terms of any exemptive order or similar rule issued by the Securities and Exchange Commission (the "SEC") relating to multiple classes of shares of beneficial interest of the Trust, and provided further that collateral arrangements with respect to forward contracts, future contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for the purposes of this restriction;

          (3)  Act as underwriter of securities issued by others;

          (4) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts;

          (5)  Make loans. (For purposes of this investment restriction, neither
               (i) entering into repurchase agreements nor (ii) the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan);

          (6) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of one issuer, except the U.S. Government, its agencies or instrumentalities;

          (7) Invest more than 5% of its assets (taken at current value) in securities of companies which (with predecessor companies) have a record of less than three years of continuous operation, except that the Fund may purchase securities issued by a real estate investment trust in operation for less than 3 years if the sponsor of such real estate investment trust has been in operation for at least 3 years;

          (8) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the Investment Company Act of 1940, as amended (the "1940 Act")), the Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company);

          (9) Pledge, mortgage, hypothecate or otherwise encumber any of its assets;

          (10) Purchase or retain securities of an issuer if officers and trustees of the Fund and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities;

          (11) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the U.S. Government, its agencies or instrumentalities;

          (12) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes;

          (13) Purchase securities on margin (except such short-term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold);

          (14) Purchase "illiquid" securities, including repurchase agreements maturing in more than seven days and options traded "over the counter," if, as a result, more than 10% of the Fund's total net assets would then be invested in such securities; and

          (15) Write or purchase puts, calls or combinations of both except that it may acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies. The Fund has no present intention to acquire any such warrants or rights, but may do so at any time without shareholder approval.

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease resulting from a change in the values of assets will not constitute a violation of such restriction.

         The investment restrictions numbered 2, 3, 4, 5, 6, 11 and 12 above have been adopted by the Trust as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. "Majority" means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 1, 7, 8, 9, 10, 13, 14 and 15 above are non-fundamental and may be changed at any time by vote of a majority of the Fund's Board of Trustees.

         It is also a non-fundamental policy of the Fund not to invest in real estate limited partnerships, except that the Fund may purchase publicly traded securities issued by real estate investment trusts. Real estate investment trusts may be affected by changes in underlying property values and mortgage real estate investment trusts may also be affected by the quality of credit extended. Other risks associated with real estate investment trusts include the possibility of a decline in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions; rising operating costs and property taxes; and fluctuations in rental income. Additionally, rising interest rates generally decrease the value of high-yielding securities and increase the costs of obtaining financing, which could cause the value of the Fund's investments in such securities to decline.

         Although authorized to invest in restricted securities, the Fund as a matter of policy currently does not intend to invest in such securities. Also, the Fund has given undertakings to a state regulatory authority in connection with the qualification of Fund shares for sale in such state that its investments in warrants will not exceed 5% of the value of its net assets and that not more than 2% of its net assets will be invested in warrants which are not listed on the New York or American Stock Exchanges. Such policy and undertakings can be changed without shareholder approval, but shareholders will be advised if any such changes are made.

         The Fund may invest in repurchase agreements which are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (1) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (2) possible reduced levels of income and lack of access to income during this period and (3) inability to enforce rights and the expenses involved in attempted enforcement.


--------------------------------------------------------------------------------
                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

         Although the Fund's objective is long-term capital appreciation, it frequently sells portfolio securities in response to changes in market, industry or individual company conditions or outlook, even though those securities may only have been held for short periods of time. This policy may result in higher securities transaction costs. To the extent that this policy results in gains on investments, the Fund will make distributions to shareholders, which may accelerate the shareholders' tax liabilities for realized gains and may result in the distribution of short-term capital gains taxable as ordinary income. See "Income Dividends, Capital Gains Distributions and Tax Status."

         The Fund's portfolio turnover rate for each of the last ten years is set forth in the Prospectus in the table entitled "Financial Highlights." The Fund's portfolio turnover rate has varied significantly from year to year in the recent past due to the volatility of economic and market conditions, and the Fund anticipates similar variations in the future.



--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

         PETER O. BROWN -- Trustee;
               30 Douglas Road, Rochester, NY; Partner, Harter, Secrest & Emery; formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company; formerly Senior Vice President, Chase Lincoln First Bank, N.A.

         NICHOLAS J. GRANT -- Trustee;
               77 Massachusetts Avenue, Cambridge, MA; Professor of Metallurgy and Materials Science, Massachusetts Institute of Technology.

         G. KENNETH HEEBNER* -- Trustee and Vice President;
               Employee, CGM; formerly Vice President and Director, Loomis, Sayles and Company, Incorporated ("Loomis Sayles").

         ROBERT L. KEMP* -- Trustee and President;
               Employee, CGM; formerly President and Director, Loomis Sayles.

         ROBERT B. KITTREDGE -- Trustee;
               21 Sturdivant Street, Cumberland Foreside, ME; Retired; formerly Vice President, General Counsel and Director, Loomis Sayles.

         LAURENS MACLURE -- Trustee;
               183 Sohier Street, Cohasset, MA; Retired; formerly President and Chief Executive Officer, New England Deaconess Hospital.

         JAMES VAN DYKE QUEREAU, JR. -- Trustee;
               59 Annewood Lane, Wayne, PA; Managing Partner, Stratton Management Company; formerly Institutional Managing Partner, Loomis Sayles.

         J. BAUR WHITTLESEY -- Trustee;
               1521 Locust Street, Philadelphia, PA; Attorney.

         KATHLEEN S. HAUGHTON -- Vice President;
               222 Berkeley Street, Boston, MA 02116; Employee -- Investor Services Division, CGM; formerly Vice President, Boston Financial Data Services, Inc.

         LESLIE A. LAKE -- Vice President and Secretary;
               Employee -- Office Administrator, CGM; formerly Office Administrator, Capital Growth Management Division of Loomis Sayles.

         MARTHA I. MAGUIRE -- Vice President
               Employee -- Funds Marketing, CGM; formerly marketing communications consultant (self-employed); formerly Sales Promotion Consultant, The New England.

         MARY L. STONE -- Assistant Vice President;
               Employee -- Coordinator, Mutual Fund Recordkeeping, CGM; formerly Coordinator, Mutual Fund Recordkeeping, Loomis Sayles.

         FRANK N. STRAUSS -- Treasurer;
               222 Berkeley Street, Boston, MA 02116; Employee -- Chief Financial Officer, CGM; formerly Vice President of Fund Accounting, Freedom Capital Management Corporation and Assistant Vice President, The Boston Company, Inc.

         W. DUGAL THOMAS -- Vice President;
               Employee -- Director of Marketing, CGM; formerly Director of Marketing, Loomis Sayles.


----------
 * Trustee deemed to be an "interested person" of the Fund, as defined by the 1940 Act.


         Each of the Fund's trustees is also a trustee of one or more other investment companies for which CGM acts as investment adviser. Except as indicated above, the address of each trustee and officer of the Fund affiliated with CGM is One International Place, Boston, Massachusetts 02110.

         As of March 31, 1996, the officers and trustees of the Fund owned beneficially less than 1% of the outstanding shares of the Fund.

         The Fund pays no compensation to its officers or to the trustees listed above who are interested persons of the Fund. Officers and trustees receive no pension or retirement benefits paid from Fund expenses. The following table sets forth the compensation paid by the Trust to its trustees for the year ended December 31, 1995:

                                                         Pension                                     Total
                                                     or Retirement             Estimated        Compensation From
                                  Aggregate         Benefits Accrued            Annual            Registrant and
 Name of                        Compensation         as Part of Fund         Benefit upon         Fund Complex
 Trustee                         From Trust             Expenses              Retirement       Paid to Trustees(a)
--------                        ------------        ----------------         ------------      -------------------

Peter O. Brown                     $22,000                None                  None                 $32,000
Nicholas J. Grant                   26,500                None                  None                  38,000
G. Kenneth Heebner                    None                None                  None                    None
Robert L. Kemp                        None                None                  None                    None
Robert B. Kittredge                 22,000                None                  None                  32,000
Laurens Maclure                     22,000                None                  None                  32,000
James Van Dyke Quereau, Jr.         22,000                None                  None                  32,000
J. Baur Whittlesey                  22,000                None                  None                  32,000


-------------
(a)  The Fund Complex is comprised of two Trusts with a total of five funds.


--------------------------------------------------------------------------------
                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

         Advisory Agreement. CGM serves as investment manager of the Fund under an advisory agreement approved by the shareholders of the Fund at a special meeting held on December 12, 1996 and effective as of December 13, 1996. CGM has served as investment manager of the Fund since March 1, 1990. Prior to March 1, 1990, the Fund was managed by Loomis Sayles, whose Capital Growth Management Division was reorganized into CGM on that date.

         Under the advisory agreement, CGM manages the investment and reinvestment of assets of the Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. CGM furnishes, at its own expense, all necessary office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, CGM is compensated at the annual percentage rate of 0.90% of the first $500 million of the Fund's average daily net asset value, 0.80% of the next $500 million of such value and 0.75% of such value in excess of $1 billion. While this rate is higher than that paid by most other investment companies, it is comparable to the fees paid by many investment companies having investment objectives and policies similar to those of the Fund. For the fiscal years ended December 31, 1993, 1994 and 1995, the advisory fee paid to CGM in respect of services rendered to the Fund amounted to $5,100,940, $7,523,197 and $7,637,552, respectively.

         The Fund pays the compensation of its trustees who are not partners, directors, officers or employees of CGM or its affiliates (other than registered investment companies); registration, filing, and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Fund; the expenses of meetings of the shareholders and trustees of the Fund; the charges and expenses of the Fund's legal counsel; interest, including on any borrowings by the Fund; the cost of services, including services of counsel, required in connection with the preparation of, and the costs of printing, registration statements and prospectuses relating to the Fund, including amendments and revisions thereto, annual, semiannual, and other periodic reports of the Fund, and notices and proxy solicitation material furnished to shareholders of the Fund or regulatory authorities, to the extent that any such materials relate to the Fund or its shareholders; and the Fund's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. Under the advisory agreement, if the total of all ordinary business expenses of the Fund for any fiscal year exceeds the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which shares of the Fund are qualified for sale, the total fee otherwise due CGM is reduced by the amount of such excess, and if after giving effect to such reduction such total continues to exceed such limitation, CGM pays such excess, unless such reduction of payment would result in the inability of the Fund to qualify as a regulated investment company under applicable tax law. At the date of this Statement, the lowest applicable net asset percentage limitation on the Fund's total ordinary expenses (including investment advisory fees, but excluding taxes, portfolio brokerage commissions and interest) was 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of such assets and 1.5% of such assets in excess of $100 million.

         CGM also acts as investment adviser to CGM Capital Development Fund, CGM Fixed Income Fund, CGM American Tax Free Fund and CGM Realty Fund and three other mutual fund portfolios. CGM also provides investment advice to other institutional clients.

         Certain officers and trustees of the Fund also serve as officers, directors or trustees of other investment companies advised by CGM. The other investment companies and clients served by CGM sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining CGM as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income, and net asset value per share of the Fund on each business day.

         Independent Accountants. The Fund's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP conducts an annual audit of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectus, and the financial statements incorporated by reference into this Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

         Other Arrangements. Certain office space, facilities, equipment and administrative services for the Fund and other mutual funds under the investment management of the CGM organization are furnished by CGM. In addition, CGM provides bookkeeping, accounting, auditing, financial and related clerical services for which it is reimbursed by the Fund based on the cost of providing these services. For the services rendered to the Fund for the fiscal year 1995, fiscal year 1994 and fiscal year 1993, CGM was reimbursed in the amounts of $80,000, $80,000 and $34,150, respectively.


--------------------------------------------------------------------------------
                      PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

         In placing orders for the purchase and sale of portfolio securities for the Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers who make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

         CGM selects only brokers it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. CGM will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than is otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

         Receipt of research services from brokers may sometimes be a factor in selecting a broker which CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM's expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

         In 1995, brokerage transactions of the Fund aggregating $3,625,472,842 were allocated to brokers providing research services and $4,958,325 in commissions were paid on these transactions. During 1993, 1994 and 1995, the Fund paid total brokerage fees of approximately $8,684,220, $5,775,145 and $5,702,810, respectively. The variation in the Fund's brokerage commissions is substantially attributable to fluctuating portfolio activity.


--------------------------------------------------------------------------------
                            DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------

         The Declaration of Trust of the Trust currently permits the trustees to issue an unlimited number of shares of beneficial interest of separate series of the Trust. Interests in the portfolio described in the Prospectus and in this Statement are represented by shares of the Fund. Each share of the Fund represents an interest in such series which is equal to and proportionate with the interest represented by each other share. The shares of the Fund do not have any preemptive rights. Upon liquidation of the portfolio, shareholders of the Fund are entitled to share pro rata in the net assets of such portfolio available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses. The trustees have no present intention of making such direct charges.

         The Declaration of Trust also permits the trustees, without shareholder approval, to create one or more additional series or classes of shares or to reclassify any or all outstanding shares as shares of particular series or classes, with such preferences and rights and eligibility requirements as the trustees may designate. While the trustees have no current intention to exercise the power to establish separate classes of the existing series of the Fund, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements, which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, merge two or more existing series.

Shareholder Rights

         On March 31, 1996, there were 38,017,311 shares of the Fund outstanding. On that date State Street Bank, acting as trustee for various retirement plans and individual retirement accounts, owned 9,274,645 shares -- about 24% of the total. In almost all cases, State Street Bank does not have the power to vote or to dispose of the shares except at the direction of the beneficial owner.

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent provided herein) in the election of trustees and the termination of the Fund and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if the appointment of a trustee to fill a vacancy in the Board of Trustees would result in less than two-thirds of the trustees having been elected by shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders of record who have been such for at least six months and who hold in the aggregate shares equal to at least the lesser of (i) $25,000 in net asset value or (ii) 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will either provide access to a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the holders of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or subseries of Trust shares or other provisions relating to Trust shares in response to applicable laws of regulations. The shareholders of the Fund shall not be entitled to vote on matters exclusively affecting any other series, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the series and the approval of the investment advisory contracts of the series. Similarly, no shareholders of any other series shall be entitled to vote on any such matters exclusively affecting the Fund. In particular, the phrase "majority of the outstanding voting securities of the Fund" as used in this Statement shall refer only to the shares of the Fund.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust; however, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or trustees. The Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against the Fund and no other series of the Trust assumes any liability for obligations entered into on behalf of the Fund.


--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Fund are summarized in the Prospectus under "How to Purchase Shares."


--------------------------------------------------------------------------------
                     ADVERTISING AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Calculation of Total Return

         The Fund may include total return information in advertisements or written sales material. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in the Fund rather than paid to the investor in cash. The formula for total return used by the Fund includes three steps:

                  (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested;

                  (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and

                  (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year.

         For the one, five and ten year periods ended December 31, 1995, the Fund's average annual total return was 24.3%, 15.4% and 13.9%, respectively. For the one, five, ten, fifteen and twenty-five year periods ended December 31, 1995, the total return on a hypothetical $1,000 investment in the Fund on an aggregate basis was 24.3%, 104.3%, 268.7%, 720.2% and 1,308.7%, respectively. In computing performance information for the Fund, no adjustment has been made for a shareholder's tax liability on taxable dividends and capital gains distributions.

Calculation of Yield.

         The Fund may use yield information in advertisements or written sales material. The Fund's yield is based on a recent 30 day period, and is determined in accordance with the SEC's standardized formula by:

                  (1) calculating the aggregate dividends and adjusted interest earned during that period, net of recurring expenses accrued for the period; and

                  (2) dividing that amount by the product of (A) the average daily number of shares outstanding during the period and (B) the maximum offering price per share on the last day of the period (less any earned income expected to be declared as a dividend shortly thereafter).

         The result is annualized, assuming a quarterly compounding, to determine the Fund's yield. Interest earned during the period will be adjusted to reflect amortization of any premium or discount from par on the Fund's fixed income securities (other than obligations backed by mortgages or other assets), using the market value for these securities on the last day of the period, or, for securities purchased during the period, using actual cost. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund.

Performance Comparisons

         Total return may be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

         The Standard & Poor's 500 Composite Index (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns.

         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

         No brokerage commissions or other fees are factored into the values of the S&P 500 and the Dow Jones Industrial Average.

         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups.

         Lipper Analytical Services, Inc., an independent service that monitors the performance of over 4,700 mutual funds, calculates total return for those funds grouped by investment objective. From time to time, the Fund may include its ranking among mutual funds tracked by Lipper in advertisements or sales literature.

         Morningstar, Inc. ("Morningstar") is an independent mutual fund ranking service. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects the fund performance relative to three-month Treasury bill monthly returns. Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star. From time to time, the Fund may include its ranking among mutual funds tracked by Morningstar in advertisements or sales literature.

         Value Line, Inc. ("Value Line"), an independent mutual fund ranking service reviews the performance of 2,000 mutual funds. In ranking mutual funds, Value Line uses two indicators: a Risk Rank to show the total level of risk a fund has assumed and an Overall Rank measuring various performance criteria taking risk into account. Funds are ranked from 1 to 5, with 1 the highest Overall Rank (the best risk-adjusted performance) and the best Risk Rank (the least risky). From time to time, the Fund may include ranking information provided by Value Line in advertisements and sales literature.

         From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund and information about persons responsible for its portfolio management may appear in national publications and major metropolitan newspapers including, but not limited to, The Wall Street Journal, The Boston Globe and Forbes, Fortune, and Money magazines. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature.

         The Fund has been continuously managed since 1981 by G. Kenneth
Heebner.


--------------------------------------------------------------------------------
                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus under "Pricing of Shares."

         The net asset value of a share of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares outstanding and rounding to the nearest cent. Such determination is made as of the close of normal trading on the New York Stock Exchange on each day on which the Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected. During the 12 months following the date of this Statement, the New York Stock Exchange is expected to be closed on the following holidays: Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day and Good Friday.

         Securities which are traded over-the-counter or on a stock exchange will be valued according to the broadest and most representative market based on the last reported sale price for securities listed on a national securities exchange (or on the NASDAQ National Market System) or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. U.S. government securities are valued at the most recent quoted price on the date of valuation.

         For equity securities, it is expected that the broadest and most representative market will ordinarily be either (i) a national securities exchange, such as the New York Stock Exchange or American Stock Exchange, or
(ii) the NASDAQ National Market System. For corporate bonds, notes, debentures and other fixed-income securities, it is expected that the broadest and most representative market will ordinarily be the over-the-counter market. Fixed-income securities may, however, be valued on the basis of prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the fair market value of such securities. The prices provided by the pricing service may be determined based on valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

         A shareholder's investment in the Fund is credited to an open account maintained for the shareholder by the CGM Shareholder Services Department ("CGM Shareholder Services") of Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. The address is: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.

         Certificates representing shares are issued only upon written request to CGM Shareholder Services but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions that have taken place during the year. After the close of each fiscal year, CGM Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. The year-end statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Fund, and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plans ("SWP")

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $10,000 at the time the plan is established.

         Payments will be made either to the shareholder or to any other person or entity designated by the shareholder. If payments are issued to an individual other than the registered owner(s) and/or mailed to an address other than the address of record, a signature guarantee will be required on the SWP application. Shares to be included in a Systematic Withdrawal Plan must be held in an Open Account rather than certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of the New York Stock Exchange on the record date for the dividend or distribution. If withdrawal checks are returned to the Fund as "undeliverable" or remain uncashed for more than six months, the shareholder's Systematic Withdrawal Plan will be canceled, such undeliverable or uncashed checks will be canceled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks.

         Since withdrawal payments represent in whole or in part proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

         A shareholder may exchange shares of the Fund for shares of CGM Fixed Income Fund, CGM American Tax Free Fund, CGM Realty Fund, New England Cash Management Trust, New England Tax Exempt Money Market Trust or CGM Capital Development Fund; however, shares of CGM Capital Development Fund may only be exchanged for if you were a shareholder on September 24, 1993, and have remained a shareholder in the CGM Capital Development Fund. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund. The special circumstances currently approved by the Board of Trustees of CGM Capital Development Fund are limited to the offer and sale of shares of such fund to the following additional persons: trustees of CGM Capital Development Fund, employees of the Investment Manager and counsel to such fund and the Investment Manager. CGM Realty Fund shares are not available in South Dakota as described in the prospectus for CGM Realty Fund. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirements of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Exchange Privilege." The Trust reserves the right to terminate or limit the privilege of a shareholder who makes more than four exchanges (or two round trips) per year and to prohibit exchanges during the first 15 days following an investment in the Fund. A shareholder may exercise the exchange privilege only when the fund into which shares will be exchanged is registered or qualified in the state in which such shareholder resides.

         Exchanges may be effected by (i) a telephone request to CGM Shareholder Services at 800-343-5678, provided that a special authorization form is on file with the Trust, or (ii) a written exchange request to CGM Shareholder Services accompanied by an account application for the appropriate fund. Exchange requests cannot be revoked once they have been received in good order. The Trust reserves the right to modify this exchange privilege without prior notice, except as otherwise required by law or regulation.

         For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

Automatic Investment Plans ("AIP")

         Once initial investment minimums have been satisfied (see "How to Purchase Shares" in the Prospectus), a shareholder may participate in an Automatic Investment Plan, pursuant to which the Fund debits $50.00 or more on or about the same date each month from a shareholder's checking account and transfers the proceeds into the shareholder's Fund account. To participate, a shareholder must authorize the Fund and its agents to initiate Automated Clearing House ("ACH") debits against the shareholder's designated account at a bank or other financial institution. Debits from savings banks and credit unions generally are not acceptable. Debits from savings accounts will not be accepted under any circumstances. Shareholders receive a confirmation of each purchase of Fund shares, and each debit from a shareholder's bank account will appear on the shareholder's monthly bank statement. If a shareholder elects to redeem shares of either Fund purchased under the AIP within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. See "All Redemptions."

         Once a shareholder enrolls in the AIP, the Fund and its agents are authorized to initiate ACH debits against the shareholder's account payable to the order of The CGM Funds. Such authority remains in effect until revoked by the shareholder, and, until the Fund actually receives such notice of revocation, the Fund is fully protected in initiating such debits. Participation in the AIP may be terminated by sending written notice to CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511, or by calling 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may immediately terminate a shareholder's participation in the AIP in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify the AIP at any time.

Retirement Plans

         Under "Shareholder Services--Retirement Plans" the Prospectus refers to several retirement plans. These include tax deferred money purchase pension or profit sharing plans, as well as SEP-IRAs, IRAs and 403(b)(7) custodial accounts established under retirement plans sponsored by CGM. These plans may be funded with shares of the Fund.

         For participants under age 59 1/2, all income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Trust by writing or calling the Trust as indicated on the cover of this Statement.

         Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Address Changes

         Shareholders can request to change their record address either by telephone or in writing (by mail or delivery service, but not by facsimile) in accordance with policies and procedures of the Trust. After an address change is made, no telephone or written redemption requests will be honored for three months unless the registered owner's signature is guaranteed on the request. Written requests for a change in address may be mailed to: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.


--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

         The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

         Except as noted below, signatures on redemption requests must be guaranteed by an eligible guarantor institution in accordance with procedures established by the Trust. Signature guarantees by notaries public are not acceptable.

         The procedures established by the Trust provide that an "eligible guarantor institution" means any of the following: banks (as defined in ss. 3(a) of the Federal Deposit Insurance Act (the "FDIA") [12 U.S.C. ss. 1813(a)]); brokers, dealers, municipal securities brokers, government securities dealers and government securities brokers, as those terms are defined under the Securities Exchange Act of 1934 (the "Act"); credit unions (as defined in ss. 19(b)(1)(A) of the Federal Reserve Act [12 U.S.C. ss. 461(b)]); national securities exchanges, registered securities associations and clearing agencies, as those terms are defined under the Act; and savings associations (as defined in ss. 3(b) of the FDIA [12 U.S.C. ss. 1813(b)]). However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000, and the proceeds check is made payable to the registered owner(s) and mailed to the record address, which has not changed in the prior three months. If the record address has changed within the prior three months, a signature guarantee will be required. This policy applies to both written and telephone redemption requests.

Redeeming by Telephone

         There are two ways to redeem by telephone. In either case, a shareholder should call 800-343-5678 prior to 4:00 p.m. (Eastern time). Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted. Telephone redemptions are not available for IRAs, SEP-IRAs, 403(b)(7) custodial accounts or money purchase pension and profit sharing plans under a CGM retirement plan where State Street Bank is the trustee.

Check Sent to the Record Address

         A shareholder may request that a check be sent to the record address on the account, provided that the address has not changed for the last three months and the shareholder is redeeming $25,000 or less. The check will be made payable to the registered owner(s) of the account.

         If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be canceled and such proceeds shall be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

Proceeds Wired to a Predesignated Bank

         A shareholder may request that the redemption proceeds be wired to the bank selected on the Fund application or subsequently on the Service Options Form available from the Trust. A nominal wire fee, currently $5.00, is deducted from the proceeds. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated may be made by furnishing CGM Shareholder Services a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

All Redemptions

         The redemption price will be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation). Redemption requests cannot be revoked once they have been received in good order. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephone redemption proceeds will normally be mailed or wired within seven days following receipt of a proper redemption request. If you purchased your Fund shares by check (or through your AIP) and elect to redeem shares within 15 days of such purchase, you may experience delays in receiving redemption proceeds. The Trust will process your redemption request upon receipt of a request in good order. However, the Trust will generally postpone sending your redemption proceeds from such investment until it can verify that your check (or AIP investment) has been or will be collected. Under ordinary circumstances, the Trust can not verify collection of individual checks (or AIP investments) and may therefore automatically holds proceeds from redemptions requested during the 15 day period following such investment for a total of up to seven days. There will be no such automatic delay following investments paid for by federal funds wire or by bank cashier's check, certified check or treasurer's check although the Trust may in any case postpone payment of redemption proceeds for up to seven days.

         The Trust will normally redeem shares for cash; however, the Trust reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

         Because the expense of maintaining small accounts is disproportionately high, the Trust may close accounts with 20 shares or less and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Trust's intention to close the account, and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to retirement and Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts.


--------------------------------------------------------------------------------
          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

         As described in the Prospectus under "Dividends, Capital Gains Distributions and Taxes" it is the policy of the Fund to pay quarterly, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for such dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. (However, if you elect to receive capital gains in cash, your income dividends must also be received in cash.) The election, made at the time the account is opened, may be changed by the shareholder at any time by submitting a written request directly to CGM Shareholder Services. In order for a change to be in effect for any dividend or distribution, it must be received by CGM Shareholder Services on or before the record date for such dividend or distribution. If you elect to receive distributions in cash, and checks are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following such six month period, any undeliverable or uncashed checks will be canceled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

         The Fund has met, and intends to continue to meet, the requirements of the Internal Revenue Code with respect to regulated investment companies.

         The distributions received by the Fund from its investments may, for federal income tax purposes, consist of ordinary income, long-term capital gains or a return of capital. The characterization of these distributions to the Fund may, in turn, affect the tax treatment of the Fund's distributions to its shareholders. Dividends and distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional shares of the Fund.

         Dividends paid by the Fund from net investment income, including dividends, interest and net short-term capital gains, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated by the Fund as capital gains distributions are taxable as long-term capital gains, regardless of the length of time shareholders have owned shares in the Fund. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing the tax basis in a shareholder's shares, and then, to the extent the distribution exceeds such basis, as a taxable gain to be realized upon sale of such shares.

         Distributions that the Fund receives from a REIT, and dividends of the Fund attributable to such distributions, will not constitute "dividends" for purposes of the dividends-received deduction applicable to corporate shareholders. Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

         The Fund is required to withhold and remit to the U.S. Treasury 31% of all dividends from net investment income and capital gains distributions, whether distributed in cash or reinvested in shares of the Fund, paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of Fund shares from a shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding).

         As required by federal law, detailed federal tax information is furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The financial statements and Report of Independent Accountants for the year ended December 31, 1995, included in the Fund's Annual Report to Shareholders for the year ended December 31, 1995, are incorporated herein by reference.



167857.c6

                                                     Rule 497(e)
                                                     1933 Act File No. 2-10653
                                                     1940 Act File No. 811-82

                           CGM AMERICAN TAX FREE FUND
                              CGM FIXED INCOME FUND

                      SUPPLEMENT DATED DECEMBER 13, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

         At a special meeting of shareholders of CGM Fixed Income Fund held on December 12, 1996, shareholders approved a new advisory agreement between CGM Fixed Income Fund and CGM. The new advisory agreement provides for a management fee at an annual percentage rate of 0.65% of the first $200 million of CGM Fixed Income Fund's average daily net asset value, 0.55% of the next $300 million of such value, and 0.40% of such value in excess of $500 million. The new advisory agreement became effective on December 13, 1996. The Schedule of Fees listed below is based on financial information of the Fund for the fiscal year ended December 31, 1995, adjusted to give effect to the revised management fee and replaces the Schedule of Fees on page 3 of the Prospectus:

                                               SCHEDULE OF FEES

                                                                                CGM AMERICAN        CGM FIXED
                                                                                TAX FREE FUND       INCOME FUND
SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load Imposed on Purchases
     (as percentage of offering price).....................................          None                None
     Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)...................................          None                None
     Redemption Fees*......................................................          None                None
     Exchange Fees.........................................................          None                None

ANNUAL FUND OPERATING EXPENSES, AFTER WAIVER AND REIMBURSEMENTS
(as a percentage of average net assets)
     Management Fees, After Waiver.........................................            0%                  0%
     12b-1 Fees............................................................          None                None
     Other Expenses, After Reimbursements..................................            0%               0.85%
                                                                                      ---               ----
     Total Fund Operating Expenses, After Waiver and Reimbursements........            0%               0.85%

----------
* A wire fee (currently $5.00) will be deducted from proceeds if a shareholder elects to transfer redemption proceeds by wire.

         The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' fees and expenses, please see "The Funds' Investment Manager" and the Statement of Additional Information.

         CGM has voluntarily agreed, until December 31, 1997, and thereafter until further notice to CGM AMERICAN TAX FREE FUND, to waive its management fees and bear all of the expenses of the Fund. The percentages shown for Management Fees and Other Expenses reflect current fees after such voluntary waiver and reimbursements. For the fiscal year ended December 31, 1995, without the voluntary waiver and reimbursements, the Management Fees, Other Expenses and total Fund Operating Expenses as a percentage of average net assets would have been 0.60%, 1.99% and 2.59%, respectively.

           In connection with the new advisory agreement, CGM agreed to extend, through December 31, 1997, its commitment to waive its management fee and, if necessary, bear certain expenses associated with operating CGM FIXED INCOME FUND, in order to limit CGM Fixed Income Fund's operating expenses to an annual rate of 0.85% of its average net assets. CGM additionally agreed to obtain approval of the Board of Trustees of CGM Fixed Income Fund prior to any modification of this commitment thereafter. The percentages shown for Management Fees and Other Expenses reflect current fees after such waiver and reimbursements. For the fiscal year ended December 31, 1995, without the waiver and reimbursements, the Management Fees, Other Expenses and Total Fund Operating Expenses as a percentage of average net assets would have been 0.65%, 0.98% and 1.63%, respectively.

         The following examples illustrate the approximate expenses that you would incur on a $1,000 investment over the following periods, assuming a 5% annual rate of return and redemption at the end of each period.

            CGM AMERICAN TAX FREE FUND                                      CGM FIXED INCOME FUND
                    CUMULATIVE                                                   CUMULATIVE
                    ----------                                                   ----------
  1 YEAR       3 YEARS        5 YEARS       10 YEARS         1 YEAR        3 YEARS         5 YEARS     10 YEARS
  ------       -------        -------       --------         ------        -------         -------     --------
    $0           $0             $0             $0              $9            $27             $47         $105

         Please keep in mind that the examples shown above are hypothetical and assume that current waivers and expense reimbursements will remain in effect. The information above should not be considered a representation of past or future return or expenses; the actual return and expenses may be more or less.

                                                       Rule 497(e)
                                                       1933 Act File No. 2-10633
                                                       1940 Act File No. 811-82

                           CGM AMERICAN TAX FREE FUND

                              CGM FIXED INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1996
                      as supplemented on December 13, 1996


         This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the CGM American Tax Free Fund and CGM Fixed Income Fund Prospectus dated May 1, 1996, as supplemented (the "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectus may be obtained from CGM Trust, c/o The CGM Funds Investor Services Division, P.O. Box 449, Boston, Massachusetts 02117 (Telephone: 800-345-4048).

         CGM AMERICAN TAX FREE FUND MAY NOT BE AN APPROPRIATE INVESTMENT FOR RETIREMENT PLAN AND SIMILAR ACCOUNTS.


AFSAI 96

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

INTRODUCTION................................................................  1

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
         OF CGM AMERICAN TAX FREE FUND .....................................  1

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
         OF CGM FIXED INCOME FUND...........................................  6

PORTFOLIO TURNOVER.......................................................... 10

MANAGEMENT OF THE FUND...................................................... 11

INVESTMENT ADVISORY AND OTHER SERVICES...................................... 13
         Advisory Agreement................................................. 13
         Custodial Arrangements............................................. 15
         Independent Accountants............................................ 15
         Other Arrangements................................................. 16

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................ 16

DESCRIPTION OF THE TRUST.................................................... 17
         Shareholder Rights................................................. 18
         Shareholder and Trustee Liability.................................. 19

HOW TO BUY SHARES........................................................... 19

ADVERTISING AND PERFORMANCE INFORMATION..................................... 20
         Calculation of Total Return........................................ 20
         Calculation of Yield............................................... 21
         Performance Comparisons............................................ 21

NET ASSET VALUE AND PUBLIC OFFERING PRICE................................... 23

SHAREHOLDER SERVICES........................................................ 24
         Open Accounts...................................................... 24
         Systematic Withdrawal Plans ("SWP")................................ 25
         Exchange Privilege................................................. 25
         Automatic Investment Plans ("AIP")................................. 26
         Retirement Plans................................................... 27
         Address Changes.................................................... 27

REDEMPTIONS................................................................. 27
         Redeeming by Telephone............................................. 28
         Check Sent to the Record Address................................... 28
         Proceeds Wired to a Predesignated Bank............................. 28
         All Redemptions.................................................... 29

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS................ 29

FINANCIAL STATEMENTS ....................................................... 32

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

         CGM American Tax Free Fund and CGM Fixed Income Fund (each the "Fund" and, collectively, the "Funds") are each organized as separate series of shares of CGM Trust (the "Trust"). The Trust is a Massachusetts business trust established under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated January 16, 1986, as amended. The Trust is a successor in interest to Loomis-Sayles Mutual Fund. On March 1, 1990 the Trust's name was changed from "Loomis-Sayles Mutual Fund" to "CGM Mutual Fund" to reflect the assumption by Capital Growth Management Limited Partnership ("CGM" or the "Investment Manager") of investment advisory responsibilities with respect to the Trust. On December 20, 1991, the Trust's name was changed to CGM Trust.


--------------------------------------------------------------------------------
                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
                          OF CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

         CGM American Tax Free Fund's primary investment objective is to provide high current income exempt from federal income tax. The Fund's secondary objective is capital appreciation. There are no assurances that CGM American Tax Free Fund will achieve its objectives.

         At least 75% of CGM American Tax Free Fund's assets will be invested in securities rated at the time of purchase Baa, MIG-2, Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"); or BBB, SP-2, A-2 or better by Standard and Poor's Corporation ("Standard and Poor's"); or, if not rated by Moody's or Standard and Poor's, determined to be of comparable quality by the Investment Manager. Up to 25% of the Fund's assets may be invested in lower quality securities, which have speculative characteristics and are subject to special risks described in the Prospectus.

         As a fundamental policy, under normal market conditions, CGM American Tax Free Fund will invest at least 80% of its net assets in securities, the interest from which is, in the opinion of counsel to the issuer, exempt from federal income tax and excluded from the calculation of the federal alternative minimum tax for individuals.

         CGM American Tax Free Fund may not:

          (1) Borrow money, except that it may borrow from banks in an amount not to exceed 1/3 of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets;

          (2) Issue any senior securities, except as permitted by the terms of any exemptive order or similar rule issued by the Securities and Exchange Commission (the "SEC") relating to multiple classes of shares of beneficial interest of the Trust, and provided further that collateral arrangements with respect to forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

          (3) Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

          (4) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in securities issued by the U.S. Government, its agencies and instrumentalities;

          (5) Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired as a result of the Fund's ownership of such securities;

          (6) Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

          (7) Make loans to other persons except (a) through the lending of securities held by it, (b) through the use of repurchase agreements, and (c) by the purchase of debt securities in accordance with its investment policies;

          (8) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of one issuer or invest more than 5% of the value of its total assets in securities of any one issuer, except the U.S. Government, its agencies or instrumentalities;

          (9) Purchase "illiquid" securities, including repurchase agreements maturing in more than seven days and options traded "over the counter," if, as a result, more than 10% of the Fund's total net assets would then be invested in such securities;

         (10) Purchase securities issued by companies which, including their predecessors, have been in operation for less than 3 years, if, as a result, more than 5% of the Fund's total assets would then be invested in such securities;

         (11) Purchase or retain securities of any issuer if the officers, directors or trustees of the Fund and the adviser thereof who individually own more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

         (12) Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of closed-end investment companies up to the limits permitted by applicable law, provided such acquisitions are in the open market and there is no commission or profit to a dealer or sponsor other than the customary broker's commission, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

         (13) Sell securities short or maintain a short position unless, at all times that a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short (which sales are commonly referred to as "short sales against the box");

         (14) Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold shall not exceed 25% of the Fund's net assets and, provided further that (i) the securities underlying such options are within the investment policies of the Fund and (ii) at the time of such investment, the value of the Fund's aggregate investment in such securities does not exceed 5% of the Fund's total assets;

         (15) Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase publicly traded securities of companies engaging in whole or in part in such activities;

         (16) Invest in real estate limited partnerships, except that the Fund may purchase publicly traded securities issued by real estate investment trusts;

         (17) Pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (18) Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin;

         (19) Invest in warrants, if at the time of such investment (a) more than 5% of the value of the Fund's net assets would be invested in warrants or
(b) more than 2% of the value of the Fund's net assets would be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange (for this purpose, warrants attached to securities will be deemed to have no value); and

         (20) Invest more than 10% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended.

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction.

         The investment restrictions numbered 1 through 8 have been adopted by the Trust as fundamental policies of CGM American Tax Free Fund. Under the Investment Company Act of 1940 as amended (the "1940 Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of CGM American Tax Free Fund, as defined under the 1940 Act. "Majority" means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 9 through 20 above are non-fundamental and may be changed at any time by vote of a majority of the Trust's Board of Trustees.

         Although CGM American Tax Free Fund has the ability to invest in financial futures contracts and options thereon, to invest in puts, calls and warrants, to acquire securities of closed-end investment companies, to sell securities short against the box, to purchase publicly traded securities issued by real estate investment trusts and to loan portfolio securities, the Fund has no current intention of doing so without first notifying its shareholders and supplying further information in the Prospectus.

         Restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933, as amended, may be determined to be liquid by the Investment Manager under guidelines approved by the Board of Trustees. In its determination of liquidity with respect to such securities, the Investment Manager will consider the following factors, among others: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The foregoing investment practice could have the effect of increasing the level of illiquidity in CGM American Tax Free Fund to the extent that qualified institutional buyers become uninterested in purchasing the securities.

         CGM American Tax Free Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford CGM American Tax Free Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, CGM American Tax Free Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (1) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (2) possible reduced levels of income and lack of access to income during this period, and (3) inability to enforce rights and the expenses involved in attempted enforcement.

         CGM American Tax Free Fund may enter into reverse repurchase agreements with banks or broker-dealers. Reverse repurchase agreements involve the sale of a security held by the Fund and its agreement to repurchase the instrument at a stated price, date and interest payment. Reverse repurchase agreements may be considered to be borrowings by the Fund and entail additional risks such as the occurrence of interest expenses and fluctuations in the Fund's net asset value. In connection with entering into reverse repurchase agreements, a segregated account of the Fund consisting of cash, cash equivalents, U.S. Government securities or other high quality liquid debt securities with an aggregate value at all times sufficient to repurchase the securities, or equal to the proceeds received upon the sale plus accrued interest, will be established with the Fund's custodian bank.

         CGM American Tax Free Fund may purchase municipal lease obligations. In determining the liquidity of municipal lease obligations, the Board of Trustees will consider the following factors: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market; (4) the nature of the marketplace trades; and (5) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

         While CGM American Tax Free Fund may not invest more than 25% of its total assets in any one industry, the Fund may invest more than 25% of its total assets in a broader segment of the tax-exempt market, such as revenue obligations of hospitals and other healthcare facilities, housing agency revenue obligations or airport revenue obligations. The Fund may also invest more than 25% of its total assets in securities relating to any one or more states (including the District of Columbia), territories or United States possessions or any of their political subdivisions.


--------------------------------------------------------------------------------
                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
                            OF CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

         CGM Fixed Income Fund's investment objective is to maximize total return by investing in debt securities and preferred stocks that provide current income, capital appreciation or a combination of both income and appreciation. Under normal circumstances, CGM Fixed Income Fund will invest at least 65% of its total assets in fixed-income securities. There are no assurances that the Fund will achieve its objective and the Fund may change its objective without shareholder approval

         CGM Fixed Income Fund may invest up to 35% of its assets in securities with ratings lower than Baa (baa in the case of preferred stocks) by Moody's or BBB by Standard and Poor's. The Fund may invest up to 10% of its total assets in securities rated at the time of purchase CAA by Moody's (caa in the case of preferred stocks) or CCC by Standard and Poor's if, in the opinion of the Investment Manager, the financial condition of the issuer or the protection afforded to the particular security is stronger than would otherwise be indicated by the rating. Risks associated with such investments are described in the Prospectus.

         CGM Fixed Income Fund may invest up to 20% of its net assets at the time of purchase in debt securities and preferred stocks of foreign issuers. Risks associated with such investments are described in the Prospectus.

         At any time that CGM Fixed Income Fund's borrowings (including obligations under reverse repurchase agreements) exceed 5% of the value of its total assets, the Fund will not purchase or acquire any additional investment securities.

         CGM Fixed Income Fund may not:

          (1) Borrow money, except that it may borrow from banks in an amount not to exceed 1/3 of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets;

         (2) Issue any senior securities, except as it may be permitted by the terms of any exemptive order or similar rule issued by the SEC relating to multiple classes of shares of beneficial interest of the Trust, and provided further that collateral arrangements with respect to forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for the purposes of this restriction;

          (3) Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

          (4) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the U.S. Government, its agencies and instrumentalities;

          (5) Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired as a result of the Fund's ownership of such securities;

          (6) Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

          (7) Make loans to other persons except (a) through the lending of securities held by it, (b) through the use of repurchase agreements, and (c) by the purchase of debt securities in accordance with its investment policies;

          (8) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except the U.S. Government, its agencies or instrumentalities;

          (9) Purchase "illiquid" securities, including repurchase agreements maturing in more than seven days and options traded "over the counter," if, as a result, more than 10% of the Fund's total net assets would then be invested in such securities;

         (10) Purchase securities issued by companies which, including their predecessors, have been in operation for less than 3 years, if, as a result, more than 5% of the Fund's total assets would then be invested in such securities, except that the Fund may purchase securities issued by a real estate investment trust in operation for less than 3 years if the sponsor of such real estate investment trust has been in operation for at least 3 years;

         (11) Purchase or retain securities of any issuer if the officers, directors or trustees of the Fund and the adviser thereof who individually own more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

         (12) Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of closed-end investment companies up to the limits permitted by applicable law, provided such acquisitions are in the open market and there is no commission or profit to a dealer or sponsor other than the customary broker's commission, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

         (13) Sell securities short or maintain a short position unless, at all times that a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short (which sales are commonly referred to as "short sales against the box");

         (14) Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold shall not exceed 25% of the Fund's net assets and, provided further that (I) the securities underlying such options are within the investment policies of the Fund and (ii) at the time of such investment, the value of the Fund's aggregate investment in such securities does not exceed 5% of the Fund's total assets;

         (15) Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase publicly traded securities of companies engaging in whole or in part in such activities;

         (16) Invest in real estate limited partnerships, except that the Fund may purchase publicly traded securities issued by real estate investment trusts;

         (17) Pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (18) Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin; and

         (19) Invest in warrants, if at the time of such investment (a) more than 5% of the value of the Fund's net assets would be invested in warrants or
(b) more than 2% of the value of the Fund's net assets would be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange (and for this purpose, warrants attached to securities will be deemed to have no value).

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction.

         The investment restrictions numbered 1 through 8 have been adopted by the Trust as fundamental policies of CGM Fixed Income Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. "Majority" means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 9 through 19 above are non-fundamental and may be changed at any time by vote of a majority of the Trust's Board of Trustees.

         Although CGM Fixed Income Fund has the ability to invest in financial futures contracts and options thereon, to acquire securities of closed-end investment companies, to sell securities short against the box, to purchase publicly traded securities issued by real estate investment trusts and to loan portfolio securities, the Fund has no current intention of doing so without first notifying its shareholders and supplying further information in the Prospectus.

         Restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933, as amended, and IO and PO securities issued by the U.S. Government and its agencies and instrumentalities and backed by fixed-rate mortgages may be determined to be liquid by the Investment Manager under guidelines approved by the Board of Trustees. In its determination of liquidity with respect to such securities, the Investment Manager will consider the following factors, among others: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The foregoing investment practice could have the effect of increasing the level of illiquidity in CGM Fixed Income Fund to the extent that qualified institutional buyers become uninterested in purchasing the securities.

         CGM Fixed Income Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford CGM Fixed Income Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, CGM Fixed Income Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (1) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (2) possible reduced levels of income and lack of access to income during this period, and (3) inability to enforce rights and the expenses involved in attempted enforcement.

         CGM Fixed Income Fund may enter into reverse repurchase agreements with banks or broker-dealers. Reverse repurchase agreements involve the sale of a security held by the Fund and its agreement to repurchase the instrument at a stated price, date and interest payment. Reverse repurchase agreements may be considered to be borrowings by the Fund and entail additional risks such as the occurrence of interest expenses and fluctuations in the Fund's net asset value. In connection with entering into reverse repurchase agreements, a segregated account of the Fund consisting of cash, cash equivalents, U.S. Government securities or other high quality liquid debt securities with an aggregate value at all times sufficient to repurchase the securities, or equal to the proceeds received upon the sale plus accrued interest, will be established with the Fund's custodian bank.


--------------------------------------------------------------------------------
                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

         Although CGM American Tax Free Fund's objective is to provide high current income exempt from federal income tax and the Fund does not purchase securities with the intention of engaging in short term trading, the Fund will sell any particular security and reinvest proceeds when it is deemed prudent by the Investment Manager, regardless of the length of the holding period. CGM American Tax Free Fund's portfolio turnover rate for each full or partial year of its operation is set forth in the Prospectus in the table entitled "Financial Highlights."

         Although CGM Fixed Income Fund's objective is total return and the Fund does not purchase securities with the intention of engaging in short term trading, the Fund will sell any particular security and reinvest proceeds when it is deemed prudent by the Investment Manager, regardless of the length of the holding period. CGM Fixed Income Fund's portfolio turnover rate for each full or partial year of its operation is set forth in the Prospectus in the table entitled "Financial Highlights."

         The policies described above may result in higher securities transaction costs. To the extent that such policies result in gains on investments, the Funds will make distributions to their shareholders, which may accelerate the shareholders' tax liabilities for realized gains and may result in the distribution of short-term capital gains taxable as ordinary income. See "Income Dividends, Capital Gains Distributions and Tax Status."

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

PETER O. BROWN -- Trustee;
          30 Douglas Road, Rochester, NY; Partner, Harter, Secrest & Emery; formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company; formerly Senior Vice President, Chase Lincoln First Bank, N.A.

NICHOLAS J. GRANT -- Trustee;
          77 Massachusetts Avenue, Cambridge, MA; Professor of Metallurgy and Materials Science, Massachusetts Institute of Technology.

G. KENNETH HEEBNER* -- Trustee and Vice President;
          Employee, CGM; formerly Vice President and Director, Loomis, Sayles and Company, Incorporated ("Loomis Sayles").

ROBERT L. KEMP* -- Trustee and President;
          Employee, CGM; formerly President and Director, Loomis Sayles.

ROBERT B. KITTREDGE -- Trustee;
          21 Sturdivant Street, Cumberland Foreside, ME; Retired; formerly Vice President, General Counsel and Director, Loomis Sayles.

LAURENS MACLURE -- Trustee;
          183 Sohier Street, Cohasset, MA; Retired; formerly President and Chief Executive Officer, New England Deaconess Hospital.

JAMES VAN DYKE QUEREAU, JR. -- Trustee;
          59 Annewood Lane, Wayne, PA; Managing Partner, Stratton Management Company; formerly Institutional Managing Partner, Loomis Sayles.

J. BAUR WHITTLESEY -- Trustee;
          1521 Locust Street, Philadelphia, PA; Attorney.

KATHLEEN S. HAUGHTON -- Vice President;
          222 Berkeley Street, Boston, MA 02116; Employee - Investor Services Division, CGM; formerly Vice President, Boston Financial Data Services, Inc.

--------
     * Trustees deemed "interested persons" of the Funds, as defined under the 1940 Act.

LESLIE A. LAKE -- Vice President and Secretary;
          Employee -- Office Administrator, CGM; formerly Office Administrator, Capital Growth Management Division of Loomis Sayles.

MARTHA I. MAGUIRE -- Vice President;
          Employee -- Funds Marketing, CGM; formerly marketing communications consultant (self-employed); formerly Sales Promotion Consultant, The New England.

JANICE H. SAUL -- Vice President;
          Employee -- Senior Portfolio Manager, CGM; formerly Senior Portfolio Manager, Loomis Sayles.

MARY L. STONE -- Assistant Vice President;
          Employee -- Coordinator, Mutual Fund Recordkeeping, CGM; formerly Coordinator, Mutual Fund Recordkeeping, Loomis Sayles.

FRANK N. STRAUSS -- Treasurer;
          222 Berkeley Street, Boston, MA 02116; Employee -- Chief Financial Officer, CGM; formerly Vice President of Fund Accounting, Freedom Capital Management Corporation and Assistant Vice President, The Boston Company, Inc.

W. DUGAL THOMAS -- Vice President;
          Employee -- Director of Marketing, CGM; formerly Director of Marketing, Loomis Sayles.

         Each of the Fund's trustees is also a trustee of one or more other investment companies for which CGM acts as investment manager. Except as indicated above, the address of each trustee and officer of the Fund affiliated with CGM is One International Place, Boston, Massachusetts 02110.

         As of March 31, 1996, the officers and trustees of CGM American Tax Free Fund owned beneficially approximately 6.1% of the outstanding shares of the Fund, and the officers and trustees of CGM Fixed Income Fund owned beneficially approximately 1.0% of the outstanding shares of the Fund.

         The Funds pay no compensation to their officers or to the trustees listed above who are interested persons of the Funds. Officers and trustees of the Funds receive no pension or retirement benefits paid from expenses of the respective Funds. The following table sets forth the compensation paid by the Trust to its trustees for the year ended December 31, 1995:

                                                        Pension                                     Total
                                                     or Retirement           Estimated         Compensation From
                                  Aggregate         Benefits Accrued           Annual           Registrant and
Name of                         Compensation        as Part of Fund's       Benefit Upon          Fund Complex
 Trustee                          From Trust           Expenses              Retirement        Paid to Trustees(a)
--------                        ------------        -----------------       ------------       -------------------
Peter O. Brown                     $22,000                None                  None                 $32,000
Nicholas J. Grant                   26,500                None                  None                  38,000
G. Kenneth Heebner                    None                None                  None                    None
Robert L. Kemp                        None                None                  None                    None
Robert B. Kittredge                 22,000                None                  None                  32,000
Laurens Maclure                     22,000                None                  None                  32,000
James Van Dyke Quereau, Jr.         22,000                None                  None                  32,000
J. Baur Whittlesey                  22,000                None                  None                  32,000

----------
(a)  The Fund Complex is comprised of two Trusts with a total of five funds.


--------------------------------------------------------------------------------
                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

         Advisory Agreement. CGM serves as investment manager of CGM American Tax Free Fund under an advisory agreement which became effective on August 30, 1996 upon the merger of New England Mutual Life Insurance Company into Metropolitan Life Insurance Company. CGM serves as investment manager of CGM Fixed Income Fund under an advisory agreement approved by the shareholders of CGM Fixed Income Fund at a special meeting held on December 12, 1996 and effective as of December 13, 1996. Under each advisory agreement, CGM manages the investment and reinvestment of assets of the Funds and generally administers their affairs, subject to supervision by the Board of Trustees of the Trust. CGM furnishes, at its own expense, all necessary office supplies, facilities and equipment, services of executive and other personnel of the Funds and certain administrative services. For these services, CGM American Tax Free Fund compensates CGM at the annual percentage rate of 0.60% of the first $500 million of the Fund's average daily net asset value, 0.55% of the next $500 million of such value and 0.45% of such value in excess of $1 billion, and CGM Fixed Income Fund compensates CGM at the annual percentage rate of 0.65% of the first $200 million of the Fund's average daily net asset value, 0.55% of the next $300 million of such value and 0.40% of such value in excess of $500 million.

         CGM has voluntarily agreed, until December 31, 1997, and thereafter until further notice to CGM American Tax Free Fund, to waive its management fees and bear all of the expenses of the Fund. For the period from the inception of the Fund through December 31, 1993, and the fiscal years ended December 31, 1994 and 1995, the investment advisory fees that would have been payable to CGM in respect of services rendered to CGM American Tax Free Fund amounted to $1,987, $63,445 and $66,010, respectively. As a result of such waiver, the fund paid no investment advisory fees to CGM during these periods.

         With respect to CGM Fixed Income Fund, and in connection with the new advisory agreement, CGM agreed to extend, through December 31, 1997, its commitment to waive its management fee and, if necessary, bear certain expenses associated with operating CGM Fixed Income Fund, in order to limit CGM Fixed Income Fund's operating expenses to an annual rate of 0.85% of its average net assets. CGM additionally agreed to obtain approval of the Board of Trustees of CGM Fixed Income Fund prior to any modification of this commitment thereafter. For the fiscal years ended December 31, 1993, 1994 and 1995, the investment advisory fees that would have been payable to CGM in respect of services rendered to CGM Fixed Income Fund amounted to $114,370, $185,360 and $167,688 respectively. As a result of such waiver, the Fund paid no investment advisory fees to CGM during such periods.

         Each Fund pays the compensation of its trustees who are not partners, directors, officers or employees of CGM or its affiliates (other than registered investment companies); registration, filing, and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Fund; the expenses of meetings of the shareholders and trustees of the Fund; the charges and expenses of the Fund's legal counsel; interest, including on any borrowings by the Fund; the cost of services, including services of counsel, required in connection with the preparation of, and the costs of printing registration statements and prospectuses relating to the Fund, including amendments and revisions thereto, annual, semiannual, and other periodic reports of the Fund, and notices and proxy solicitation material furnished to shareholders of the Fund or regulatory authorities, to the extent that any such materials relate to the Fund or its shareholders; and the Fund's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. Under each advisory agreement, if the total of all ordinary business expenses of the Fund for any fiscal year exceeds the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which shares of the Fund are qualified for sale, the total fee otherwise due CGM is reduced by the amount of such excess, and if after giving effect to such reduction such total continues to exceed such limitation, CGM pays such excess, unless such reduction of payment would result in the inability of the Fund to qualify as a regulated investment company under applicable tax law. At the date of this Statement, the lowest applicable net asset percentage limitation on each Fund's total ordinary expenses (including investment advisory fees, but excluding taxes, portfolio brokerage commissions and interest) was 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such assets and 1.5% of the remaining average annual net assets. As a result of the fee waivers and expense provisions described above, CGM American Tax Free Fund pays no operating expenses. Without such waivers and expense provisions, total operating expenses on an annual basis would be approximately 2.59% of CGM's American Tax Free Fund's average net assets. CGM Fixed Income Fund's actual operating expenses are currently limited to 0.85% of its average net assets on an annual basis.

         CGM also acts as investment adviser to CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund and three other mutual fund portfolios. CGM also provides investment advice to other institutional clients.

         Certain officers and trustees of the Funds also serve as officers, directors or trustees of other investment companies advised by CGM. The other investment companies and clients served by CGM sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that each Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining CGM as adviser for the Funds outweighs the disadvantages, if any, that might result from these practices.

         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Funds' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of each Fund and calculates the total net asset value, total net income, and net asset value per share of each Fund on each business day.

         Independent Accountants. Each Fund's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP conducts an annual audit of each Fund's financial statements, assists in the preparation of each Fund's federal and state income tax returns and consults with each Fund as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectus, and the financial statements incorporated by reference into this Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

         Other Arrangements. Certain office space, facilities, equipment and administrative services for each Fund and other mutual funds under the investment management of the CGM organization are furnished by CGM. In addition, CGM provides bookkeeping, accounting, auditing, financial recordkeeping, and related clerical services for which it is entitled to be reimbursed by each Fund based on the cost of providing these services. As a result of the expense provisions described above, CGM received no reimbursement for any of such costs in 1995.


--------------------------------------------------------------------------------
                      PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

         In placing orders for the purchase and sale of portfolio securities for each Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers who make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

         CGM selects only brokers it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. CGM will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Funds will not pay a broker a commission at a higher rate than is otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker that do not contribute to the best price and execution of the transaction.

         Receipt of research services from brokers may sometimes be a factor in selecting a broker that CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM's expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

         CGM American Tax Free Fund pays no brokerage commissions, as such. The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price of a tax-exempt security may reflect a dealer's mark-up or mark-down, such mark-up or mark-down is not considered to be a commission. In addition, some securities may be purchased directly from issuers.

         In 1995, brokerage transactions of CGM Fixed Income Fund aggregating $10,622,459 were allocated to brokers providing research services and $21,273 in commissions were paid on these transactions. During such period, CGM Fixed Income Fund paid total brokerage fees of approximately $21,273. In 1993 brokerage transactions of CGM Fixed Income Fund aggregating $9,247,346 were allocated to brokers providing research services and $12,142 in commissions were paid on these transactions. During such period, CGM Fixed Income Fund paid total brokerage fees of approximately $12,142.


--------------------------------------------------------------------------------
                            DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------

         The Declaration of Trust of the Trust currently permits the trustees to issue an unlimited number of shares of beneficial interest of separate series of the Trust. Interests in the portfolio described in the Prospectus and in this Statement are represented by shares of each Fund. Each share of a Fund represents an interest in such series which is equal to and proportionate with the interest represented by each other share. The shares of the Funds do not have any preemptive rights. Upon liquidation of the portfolio, shareholders of each Fund are entitled to share pro rata in the net assets of such portfolio available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses. The trustees have no present intention of making such direct charges.

         The Declaration of Trust also permits the trustees, without shareholder approval, to create one or more additional series or classes of shares or to reclassify any or all outstanding shares as shares of particular series or classes, with such preferences and rights and eligibility requirements as the trustees may designate. While the trustees have no current intention to exercise the power to establish separate classes of the existing series of the Fund, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements, which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, merge two or more existing series.

Shareholder Rights

         On March 31, 1996, there were 1,227,859 shares of CGM American Tax Free Fund outstanding.

         On March 31, 1996, there were 2,830,606 shares of CGM Fixed Income
Fund outstanding. On that date, State Street Bank, acting as trustee for various retirement plans and individual retirement accounts owned 826,867 shares - about 29% of the total. In almost all cases, State Street Bank does not have the power to vote or dispose of the shares except at the direction of the beneficial owner.

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent provided herein) in the election of trustees of the Trust and the termination of the applicable Fund and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees, except that in accordance with the 1940 Act (I) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and
(ii) if the appointment of a trustee to fill a vacancy in the Board of Trustees would result in less than two-thirds of the trustees having been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders of record who have been such for at least six months and who hold in the aggregate shares equal to at least the lesser of (I) $25,000 in net asset value or (ii) 1% of the outstanding shares, stating that shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will either provide access to a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the holders of the outstanding shares of the Trust except (I) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or subseries of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. The shareholders of one Fund shall not be entitled to vote on matters exclusively affecting any other series, such matters including, without limitation, the adoption or change in the investment objectives, policies or restrictions of the series and the approval of the investment advisory contracts of the series. Similarly, no shareholders of any other series shall be entitled to vote on any such matters exclusively affecting a particular Fund. In particular, the phrase "majority of the outstanding voting securities of the Fund" as used in this Statement shall refer only to the shares of the applicable Fund.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust; however, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or trustees. The Declaration of Trust provides for indemnification out of each Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the particular Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         All persons dealing with a particular Fund must look only to the assets of that Fund for the enforcement of any claims against that Fund and no other series of the Trust assumes any liability for obligations entered into on behalf of that Fund.


--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Fund are summarized in the Prospectus under "How to Purchase Shares."


--------------------------------------------------------------------------------
                     ADVERTISING AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Calculation of Total Return

         Each Fund may include total return information in advertisements or written sales material. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in the Fund rather than paid to the investor in cash. The formula for total return used by the Fund includes three steps:

                  (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested;

                  (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and

                  (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year.

         For the one-year period ended December 31, 1995, and for the period from inception (November 10, 1993) through December 31, 1995, CGM American Tax Free Fund's average annual total return was 18.0% and 5.2%, respectively. If CGM were not waiving its fee and was receiving reimbursement from CGM American Tax Free Fund for its expenses, that Fund's total return for those periods would have been lower.

         For the one-year and three year periods ended December 31, 1995, and for the period from inception (March 17, 1992) through December 31, 1995, the average annual total return of CGM Fixed Income Fund was 27.3%, 11.7% and 11.7%, respectively. For the one and three year periods ended December 31, 1995, and for the period from inception (March 17, 1992) through December 31, 1995, the total return on a hypothetical $1,000 investment in CGM Fixed Income Fund was 27.3%, 39.2% and 52.0%, respectively. If CGM were not limiting CGM Fixed Income Fund's expenses to 0.85% of its average net assets, the annual total return and total return on a hypothetical $1,000 investment for those periods would have been lower. In computing performance information for CGM Fixed Income Fund, no adjustment has been made for a shareholder's tax liability on taxable dividends and capital gains distributions.

         In computing performance information for the Funds, no adjustment has been made for a shareholder's tax liability on taxable dividends and capital gains distributions.

Calculation of Yield

         Each Fund may include yield information in advertisements or written sales material. Each Fund's yield is based on a recent 30 day period, and is determined in accordance with the SEC's standardized formula by:

                  (1) calculating the aggregate dividends and adjusted interest earned during that period, net of recurring expenses accrued for the period; and

                  (2) dividing that amount by the product of (A) the average daily number of shares outstanding during the period and (B) the maximum offering price per share on the last day of the period (less any earned income expected to be declared as a dividend shortly thereafter).

         The result is annualized, assuming a quarterly compounding, to determine the Fund's yield. Interest earned during the period will be adjusted to reflect amortization of any premium or discount from par on the Fund's fixed income securities (other than obligations backed by mortgages or other assets), using the market value for these securities on the last day of the period, or, for securities purchased during the period, using actual cost. Each Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. CGM American Tax Free Fund may also utilize tax equivalent yields with adjustments for assumed income tax rates. The 30-day yields of CGM American Tax Free Fund and CGM Fixed Income Fund for the period ended December 31, 1995, were 6.06% and 6.67%, respectively.

Performance Comparisons

         Total return may be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

         The Standard & Poor's 500 Composite Index (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns.

         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

         No brokerage commissions or other fees are factored into the values of the S&P 500 and the Dow Jones Industrial Average.

         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups.

         Lipper Analytical Services, Inc., an independent service that monitors the performance of over 4,700 mutual funds, calculates total return for those funds grouped by investment objective. From time to time, the Fund may include its ranking among mutual funds tracked by Lipper in advertisements or sales literature.

         Morningstar, Inc. ("Morningstar") is an independent mutual fund ranking service. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects the fund performance relative to three-month Treasury bill monthly returns. Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star. From time to time, the Funds may include their respective rankings among mutual funds tracked by Morningstar in advertisements or sales literature.

         Value Line, Inc. ("Value Line"), an independent mutual fund ranking service reviews the performance of 2,000 mutual funds. In ranking mutual funds, Value Line uses two indicators: a Risk Rank to show the total level of risk a fund has assumed and an Overall Rank measuring various performance criteria taking risk into account. Funds are ranked from 1 to 5, with 1 the highest Overall Rank (the best risk-adjusted performance) and the best Risk Rank (the least risky). From time to time, the Funds may include ranking information provided by Value Line in advertisements and sales literature.

         The Funds may also compare their respective total return or yield or both to that of money market funds and other investments, such as certificates of deposit and may refer to standard measures of performance for such investments, including information published by the Bank Rate Monitor and the Federal Reserve System. Investors should note that, although the Fund may experience better returns and higher yields than money market funds and other investments, they do not seek to maintain stable net asset values. Thus, particularly during periods of rising interest rates, the per share net asset value of each Fund may decrease while the principal value of such other investments will not change. Each Fund may invest in securities of varying qualities, although 75% of CGM American Tax Free Fund's portfolio and 65% of CGM Fixed Income Fund's portfolio will consist of investment grade securities. In addition, unlike certificates of deposit, shares of the Funds are not insured by the FDIC or any other entity.

         Bank Rate Monitor is an independent financial service that generates indexes of bank products, including an index of stated rates for certificates of deposit and bank money market accounts in the ten largest metropolitan areas in the U.S. The Federal Reserve System publishes data about the U.S. banking system. Average rates for certificates of deposit traded in the secondary market are published by the Board of Governors of the Federal Reserve System in Selected Interest Rates.

         From time to time, articles about a particular Fund's performance, rankings and other characteristics, and information about persons responsible for the Fund's portfolio management may appear in national publications and major metropolitan newspapers including, but not limited to, The Wall Street Journal, The Boston Globe and Forbes, Fortune and Money magazines. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature.


--------------------------------------------------------------------------------
                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus under "Pricing of Shares."

         The net asset value of a share of each Fund is determined by dividing the particular Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares outstanding and rounding to the nearest cent. Such determination is made as of the close of normal trading on the New York Stock Exchange on each day on which the Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected. During the 12 months following the date of this Statement the New York Stock Exchange is expected to be closed on the following holidays: Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day and Good Friday.

         Securities which are traded over-the-counter or on a stock exchange will be valued according to the broadest and most representative market based on the last reported sale price for securities listed on a national securities exchange (or on the NASDAQ National Market System) or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. U.S. government securities are valued at the most recent quoted price on the date of valuation.

         For equity securities, it is expected that the broadest and most representative market will ordinarily be either (i) a national securities exchange, such as the New York Stock Exchange or American Stock Exchange, or
(ii) the NASDAQ National Market System. For corporate bonds, notes, debentures and other fixed-income securities, it is expected that the broadest and most representative market will ordinarily be the over-the-counter market. Fixed-income securities may, however, be valued on the basis of prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the fair market value of such securities. The prices provided by the pricing service may be determined based on valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

         A shareholder's investment is credited to an open account maintained for the shareholder by the CGM Shareholder Services Department ("CGM Shareholder Services") of Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. The address is: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.

         Certificates representing shares are issued only upon written request to CGM Shareholder Services but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions that have taken place during the year. After the close of each fiscal year, CGM Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. The year-end statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Funds, and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plans ("SWP")

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $10,000 at the time the plan is established.

         Payments will be made either to the shareholder or to any other person or entity designated by the shareholder. If payments are issued to an individual other than the registered owner(s) and/or mailed to an address other than the address of record, a signature guarantee will be required on the SWP application. Shares to be included in a Systematic Withdrawal Plan must be held in an Open Account rather than certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of the New York Stock Exchange. If withdrawal checks are returned to the Funds as "undeliverable" or remain uncashed for more than six months the shareholder's Systematic Withdrawal Plan will be cancelled, such undeliverable or uncashed checks will be cancelled and such amounts reinvested in the Funds at the per share net asset value determined as of the date of cancellation of the checks.

         Since withdrawal payments represent in whole or in part proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

         A shareholder may exchange shares of CGM American Tax Free Fund or CGM Fixed Income Fund for shares of CGM Mutual Fund, CGM Realty Fund, CGM Fixed Income Fund or CGM American Tax Free Fund (as applicable), New England Cash Management Trust, New England Tax Exempt Money Market Trust or CGM Capital Development Fund; however, shares of CGM Capital Development Fund may be exchanged only if you were a shareholder on September 24, 1993, and have continuously remained a shareholder in the CGM Capital Development Fund since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund. The special circumstances currently approved by the Board of Trustees of CGM Capital Development Fund are limited to the offer and sale of shares of such fund to the following additional persons: trustees of CGM Capital Development Fund, employees of the Investment Manager and counsel to such fund and the Investment Manager. CGM Realty Fund shares are not available in South Dakota as described in the prospectus for CGM Realty Fund. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirements of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Exchange Privilege." Exchange requests cannot be revoked once they have been received in good order. The Trust reserves the right to terminate or limit the privilege of a shareholder who makes more than four exchanges (or two round trips) per year and to prohibit exchanges during the first 15 days following an investment in a particular Fund. A shareholder may exercise the exchange privilege only when the fund into which shares will be exchanged is registered or qualified in the state in which such shareholder resides.

         Exchanges may be effected by (i) a telephone request to CGM Shareholder Services at 800-343-5678, provided a special authorization form is on file with the Trust, or (ii) a written exchange request to CGM Shareholder Services accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice, except as otherwise required by law or regulation.

Automatic Investment Plans ("AIP")

         Once initial investment minimums have been satisfied (see "How to Purchase Shares" in the Prospectus), a shareholder may participate in an Automatic Investment Plan, pursuant to which the Fund debits $50.00 or more on or about the same date each month from a shareholder's checking account and transfers the proceeds into the shareholder's Fund account. To participate, a shareholder must authorize the Fund and its agents to initiate Automated Clearing House ("ACH") debits against the shareholder's designated account at a bank or other financial institution. Debits from savings banks and credit unions generally are not acceptable . Debits from savings accounts will not be accepted under any circumstances. Shareholders receive a confirmation of each purchase of Fund shares, and each deduction from a shareholder's bank account will appear on the shareholder's monthly bank statement. If a shareholder elects to redeem shares of either Fund purchased under the AIP within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. See "All Redemptions."

         Once a shareholder enrolls in the AIP, the Fund and its agents are authorized to initiate ACH debits against the shareholder's account payable to the order of The CGM Funds. Such authority remains in effect until revoked by the shareholder, and, until the Fund actually receives such notice of revocation, the Fund is fully protected in initiating such debits. Participation in the AIP may be terminated by sending written notice to CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511, or by calling 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may immediately terminate a shareholder's participation in the AIP in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify the AIP at any time.

Retirement Plans

         Under "Shareholder Services--Retirement Plans" the Prospectus refers to several retirement plans. These include tax deferred money purchase pension or profit sharing plans, as well as SEP-IRAs, IRAs and 403(b)(7) custodial accounts established under retirement plans sponsored by CGM. These plans may be funded with shares of CGM Fixed Income Fund. CGM American Tax Free Fund may not be an appropriate investment for: IRA accounts, SEP-IRA accounts, 403(b)(7) custodial accounts, qualified profit sharing plans, or qualified money purchase plans.

         For participants under age 59 1/2, all income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Trust by writing or calling the Trust as indicated on the cover of this Statement.

         Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Address Changes

         Shareholders can request to change their record address either by telephone or in writing (by mail or delivery service, but not by facsimile) in accordance with policies and procedures of the Trust. After an address change is made, no telephone or written redemption requests will be honored for three months unless the registered owner's signature is guaranteed on the request. Written requests for a change in address may be mailed to: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.


--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

         The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

         Except as noted below, signatures on redemption requests must be guaranteed by an eligible guarantor institution, in accordance with procedures established by the Trust. Signature guarantees by notaries public are not acceptable.

         The procedures established by the Trust provide that an "eligible guarantor institution" means any of the following: banks (as defined in ss. 3(a) of the Federal Deposit Insurance Act (the "FDIA") [12 U.S.C. ss. 1813(a)]); brokers, dealers, municipal securities brokers, government securities dealers and government securities brokers, as those terms are defined under the Securities Exchange Act of 1934 (the "Act"); credit unions (as defined in ss. 19(b)(1)(A) of the Federal Reserve Act [12 U.S.C. ss. 461(b)]); national securities exchanges, registered securities associations and clearing agencies, as those terms are defined under the Act; and savings associations (as defined in ss. 3(b) of the FDIA [12 U.S.C. ss. 1813(b)]). However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000, and the proceeds check is made payable to the registered owner(s) and mailed to the record address, which has not changed in the prior three months. If the record address has changed within the prior three months, a signature guarantee will be required. This policy applies to both written and telephone redemption requests.

Redeeming by Telephone

         There are two ways to redeem by telephone. In either case, a shareholder should call 800-343-5678 prior to 4:00 p.m. (Eastern time). Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted. Telephone redemptions are not available for IRAs, SEP-IRAs, 403(b)(7) custodial accounts or money purchase pension and profit sharing plans under a CGM retirement plan where State Street Bank is the trustee.

Check Sent to the Record Address

         A shareholder may request that a check be sent to the record address on the account, provided that the address has not changed for the last three months and the shareholder is redeeming $25,000 or less. The check will be made payable to the registered owner(s) of the account.

         If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be cancelled and such proceeds shall be reinvested in the applicable Fund at the per share net asset value determined as of the date of cancellation of such checks.

Proceeds Wired to a Predesignated Bank

         A shareholder may request that the redemption proceeds be wired to the bank selected on the Fund application or subsequently on the Service Options Form available from the Trust. A nominal wire fee, currently $5.00, is deducted from the proceeds. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated may be made by furnishing CGM Shareholder Services a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

All Redemptions

         The redemption price will be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation). Redemption requests cannot be revoked once they have been received in good order. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephone redemption proceeds will normally be mailed or wired within seven days following receipt of a proper redemption request. If you purchased your Fund shares by check (or through your AIP) and elect to redeem shares within 15 days of such purchase, you may experience delays in receiving redemption proceeds. The Trust will process your redemption request upon receipt of a request in good order. However, the Trust will generally postpone sending your redemption proceeds from such investment until it can verify that your check (or AIP investment) has been or will be collected. Under ordinary circumstances, the Trust cannot verify collection of individual checks (or AIP investments) and may therefore automatically hold proceeds from redemptions requested during the 15 day period following such investment for a total of up to seven days. There will be no such automatic delay following investments paid for by federal funds wire or by bank cashier's check, certified check or treasurer's check although the Trust may in any case postpone payment of redemption proceeds for up to seven days.

         The Trust will normally redeem shares for cash; however, the Trust reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the particular Fund at the beginning of such period.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

         Because the expense of maintaining small accounts is disproportionately high, the Trust may close accounts with 20 shares or less and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Trust's intention to close the account, and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to retirement and Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts.


--------------------------------------------------------------------------------
          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

         As described in the Prospectus under "Dividends, Capital Gains and Taxes" it is the policy of each Fund to qualify annually as a "regulated investment company" under the Internal Revenue Code and to declare and pay monthly substantially all net investment income in the form of dividends and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of each Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for such dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. (However, if you elect to receive capital gains in cash, your income dividends must also be received in cash.) The election, made at the time the account is opened, may be changed by the shareholder at any time by submitting a written request directly to BFDS. In order for a change to be in effect for any dividend or distribution, it must be received by BFDS on or before the record date for such dividend or distribution. If you elect to receive distributions in cash, and checks are returned "undeliverable" or remain uncashed for six months, your cash election will be automatically changed and your future distributions will be reinvested in the same Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following such six-month period, any undeliverable or uncashed checks will be cancelled and such amounts reinvested in the same Fund at the per share net asset value determined as of the date of cancellation of such checks.

         Dividends paid by a Fund from net taxable investment income, including dividends, interest and net short-term gains, will be taxable to shareholders as ordinary income. For corporate investors, no portion of dividends paid by either Fund is expected to qualify for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains, regardless of the length of time shareholders have owned shares in a Fund. To the extent that a Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing the tax basis in a shareholder's shares, and then, to the extent the distribution exceeds such basis, as a taxable gain to be realized upon sale of such shares. Taxable dividends and capital gains are taxable to shareholders of a Fund in the same manner whether received in cash or reinvested in additional Fund shares.

         CGM American Tax Free Fund anticipates that a substantial portion of its investment income will be tax-exempt interest income. Dividends paid by the Fund from net tax-exempt interest income will be excluded from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from the Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that is required to be included in their gross income. The exemption of certain dividends from federal income tax does not necessarily result in exemption under the income tax laws of any state or local taxing authority. Shareholders should consult their own tax advisers about the status of dividends and distributions of CGM American Tax Free Fund in their own states and localities.

         If a shareholder of CGM American Tax Free Fund receives an exempt-interest dividend with respect to any share and redeems or exchanges such share before holding it for more than six months, any loss on the redemption or exchange will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of CGM American Tax Fee Fund receives a distribution taxable as long-term capital gain with respect to any share and redeems or exchanges such share before holding it for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized on such distribution.

         CGM American Tax Free Fund may invest in private activity bonds. Interest on private activity bonds issued after August 7, 1986, although generally excludable from gross income for federal income tax purposes, may be subject to the federal alternative minimum tax ("AMT"). AMT is imposed on taxpayers who utilized to a significant degree certain tax deductions and exclusions (known as "items of tax preference"). Interest from private activity bonds is an item of tax preference that is included with items of income from certain other sources in calculating if a taxpayer is subject to AMT and the amount thereof. Shareholders should consult their own tax advisers regarding the potential applicability of the AMT to them.

         If CGM Fixed Income Fund invests in foreign securities, it may be subject to foreign withholding taxes on income earned on such securities and may be unable to pass through to shareholders foreign tax credits and deductions with respect to such taxes.

         A distribution will be treated as paid by a Fund and received by its respective shareholders on December 31 of the current calender year if it is declared in October, November, or December of that year with a record date in such a month and paid in January of the subsequent year.

         Any dividends or distributions paid shortly after a purchase of shares will have the effect of reducing the per share net asset value of the shares by the amount of the dividends or distributions. Although in effect a return of capital, these distributions (if derived from taxable investment income or net capital gains) are subject to tax, even if their effect is to reduce the per share net asset value below a shareholder's cost. To the extent that a Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing the tax basis in a shareholder's shares, and then, to the extent the distribution exceeds such basis, as a taxable gain to be realized upon the sale of such shares. Each Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund.

         The sale or other disposition of shares of a Fund, including a redemption of shares or an exchange of shares into another fund, is a taxable event and may result in a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

         Each Fund is required to withhold and remit to the U.S. Treasury 31% of all dividends from net investment income and capital gains distributions, whether distributed in cash or reinvested in shares of the Fund, paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to withholding). In addition, each Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of Fund shares from a shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding).

         As required by federal law, detailed federal tax information is furnished to each shareholder for each calendar year on or before January 31 of the succeeding year. BFDS, the shareholder servicing agent, will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. If you redeem or exchange shares in any year, following the end of a year, you will receive a statement providing the cost basis and gain or loss of each share lot that you sold in each year. Your CGM account cost basis will be calculated using the "single category average cost method," which is one of the four calculation methods allowed by the IRS. Be sure to keep these statements as permanent records. A fee may be charged for any duplicate information that you request.

         Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes. In certain states, a portion of each Fund's income derived from certain direct U.S. Government obligations may be exempt from state and local taxes. Each year, each Fund will indicate the portion of its income, if any, that is derived from such obligations.


--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The financial statements and Report of Independent Accountants for the year ended December 31, 1995 for each Fund, which are included in the respective Fund's Annual Report to Shareholders for the year ended December 31, 1995, are incorporated herein by reference.


167286.c4

                                                   Rule 497(e)
                                                   1933 Act File No. 2-10653
                                                   1940 Act File No. 811-82

                                 CGM REALTY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1996,
                      as supplemented on December 13, 1996





         This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the CGM Realty Fund Prospectus dated May 1, 1996, as supplemented (the "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectus may be obtained from CGM Trust, c/o The CGM Funds Investor Services Division, P.O. Box 449, Boston, Massachusetts 02117 (Telephone: 800-345-4048).

RSAI96

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

INTRODUCTION................................................................  1

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.............................  1

PORTFOLIO TURNOVER..........................................................  6

MANAGEMENT OF THE FUND......................................................  7

INVESTMENT ADVISORY AND OTHER SERVICES......................................  9
         Advisory Agreement.................................................  9
         Custodial Arrangements............................................. 11
         Independent Accountants............................................ 11
         Other Arrangements................................................. 11

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................ 11

DESCRIPTION OF THE TRUST.................................................... 12
         Shareholder Rights................................................. 13
         Shareholder and Trustee Liability.................................. 14

HOW TO BUY SHARES........................................................... 15

ADVERTISING AND PERFORMANCE INFORMATION..................................... 15
         Calculation of Total Return........................................ 15
         Calculation of Yield............................................... 16
         Performance Comparisons............................................ 16

NET ASSET VALUE AND PUBLIC OFFERING PRICE................................... 18

SHAREHOLDER SERVICES........................................................ 19
         Open Accounts...................................................... 19
         Systematic Withdrawal Plans ("SWP")................................ 19
         Exchange Privilege................................................. 20
         Automatic Investment Plans ("AIP")................................. 21
         Retirement Plans................................................... 21
         Address Changes.................................................... 22

REDEMPTIONS................................................................. 22
         Redeeming by Telephone............................................. 23
         Check Sent to the Record Address................................... 23
         Proceeds Wired to a Predesignated Bank............................. 23
         All Redemptions.................................................... 23

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS................ 24

FINANCIAL STATEMENTS........................................................ 26

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

         CGM Realty Fund (the "Fund") is organized as a separate series of shares of CGM Trust (the "Trust"). The Trust is a Massachusetts business trust established under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated January 16, 1986, as amended. The Trust is a successor in interest to Loomis-Sayles Mutual Fund. On March 1, 1990, the Trust's name was changed from "Loomis-Sayles Mutual Fund" to "CGM Mutual Fund" to reflect the assumption by Capital Growth Management Limited Partnership ("CGM" or the "Investment Manager") of investment advisory responsibilities with respect to the Trust. On December 20, 1991, the Trust's name was changed to CGM Trust.


--------------------------------------------------------------------------------
                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
--------------------------------------------------------------------------------

         The Fund's investment objective is above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

         At least 65% of the Fund's total assets will be invested under normal conditions in equity securities of companies in the real estate industry. A company is considered in the real estate industry if construction, ownership, management, financing and sales of residential, commercial or industrial real estate accounts for not less than 50% of its gross revenues or net profits. Investments that the Fund makes in companies with significant real estate holdings (but not otherwise in the real estate industry) will be considered to be investments in the real estate industry for purposes of evaluating compliance with the Fund's investment restrictions. The Fund's total investment in companies possessing such significant real estate holdings within any particular industry will not exceed 25% of the market value of the Fund's total assets.

         Up to 35% of the Fund's total assets may be invested in securities of companies outside the real estate industry. The Fund may invest this portion of its assets in equity securities or fixed income securities, including investment grade securities and, with respect to up to 25% of the Fund's total assets, lower quality securities (securities rated lower than Baa by Moody's Investors Service, Inc. or lower than BBB by Standard and Poor's Corporation). Certain risks associated with investments in lower quality securities are described in the Prospectus.

         The Fund may not:

         (1) Borrow money, except that it may borrow from banks in an amount not to exceed 1/3 of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets;

         (2) Issue any senior securities, except as permitted by the terms of any exemptive order or similar rule issued by the Securities and Exchange Commission (the "SEC") relating to multiple classes of shares of beneficial interest of the Trust, and provided further that collateral arrangements with respect to forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

         (3) Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

         (4) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the real estate industry and in securities issued by the U.S. Government, its agencies and instrumentalities;

         (5) Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired as a result of the Fund's ownership of such securities;

         (6) Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

         (7) Make loans to other persons except (a) through the lending of securities held by it, (b) through the use of repurchase agreements, and (c) by the purchase of debt securities in accordance with its investment policies;

         (8) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in securities of any one issuer, except the U.S. Government, its agencies or instrumentalities;

         (9) Purchase "illiquid" securities, including repurchase agreements maturing in more than seven days and options traded "over the counter," if, as a result, more than 10% of the Fund's net assets would then be invested in such securities;

         (10) Purchase securities issued by companies which, including their predecessors, have been in operation for less than 3 years, if, as a result, more than 5% of the Fund's total assets would then be invested in such securities, except that the Fund may purchase securities issued by a real estate investment trust in operation for less than 3 years if the sponsor of such real estate investment trust has been in operation for at least 3 years;

         (11) Purchase or retain securities of any issuer if the officers, directors or trustees of the Fund and the adviser thereof who individually own more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

         (12) Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of closed-end investment companies up to the limits permitted by applicable law, provided such acquisitions are in the open market and there is no commission or profit to a dealer or sponsor other than the customary broker's commission, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

         (13) Sell securities short or maintain a short position unless, at all times that a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short (which sales are commonly referred to as "short sales against the box");

         (14) Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold shall not exceed 25% of the Fund's net assets and, provided further that (i) the securities underlying such options are within the investment policies of the Fund and (ii) at the time of such investment, the value of the Fund's aggregate investment in such securities does not exceed 5% of the Fund's total assets;

         (15) Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase publicly traded securities of companies engaging in whole or in part in such activities;

         (16) Invest in real estate limited partnerships, except that the Fund may purchase publicly traded securities issued by real estate investment trusts;

         (17) Pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (18) Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin;

         (19) Invest in warrants, if at the time of such investment (a) more than 5% of the value of the Fund's net assets would be invested in warrants or
(b) more than 2% of the value of the Fund's net assets would be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange (and for this purpose, warrants attached to securities will be deemed to have no value); and

         (20) Invest more than 15% of the value of its net assets in restricted securities of all types (including securities which are eligible for resale pursuant to Rule 144A, Regulation S or other exemptive provisions under the Securities Act of 1933).

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction.

         The investment restrictions numbered 1 through 8 have been adopted by the Trust as fundamental policies of the Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. "Majority" means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 9 through 20 above are non-fundamental and may be changed at any time by vote of a majority of the Trust's Board of Trustees.

         Although the Fund has the ability to invest in REITs without regard to the expected duration of the REIT, the Fund does not presently intend to invest in REITs with finite lives without first notifying its shareholders and supplying further information in the Prospectus. Finite-life REITs may entail special risks, such as the risk that shareholders will elect to continue the REIT indefinitely or the risk that the REIT will liquidate and make distributions of capital returns at any time.

         Although the Fund has the ability to invest in financial futures contracts and options thereon, to invest in puts, calls and warrants, to acquire securities of closed-end investment companies, to sell securities short against the box and to loan portfolio securities, the Fund has no current intention of doing so without first notifying its shareholders and supplying further information in the Prospectus.

         Restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933, as amended, may be determined to be liquid by the Investment Manager under guidelines approved by the Board of Trustees. In its determination of liquidity with respect to such securities, the Investment Manager will consider the following factors, among others: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The foregoing investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested in purchasing the securities. Restricted securities that are so determined to be liquid shall remain subject to investment restriction number 20 above, although they will no longer be subject to investment restriction number 9.

         The Fund may invest up to 25% of its total assets in repurchase agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (1) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (2) possible reduced levels of income and lack of access to income during this period, and
(3) inability to enforce rights and the expenses involved in attempted enforcement.

         The Fund may enter into reverse repurchase agreements with banks or broker-dealers. Reverse repurchase agreements involve the sale of a security held by the Fund and its agreement to repurchase the instrument at a stated price, date and interest payment. Reverse repurchase agreements may be considered to be borrowings by the Fund and entail additional risks such as the occurrence of interest expenses and fluctuations in the Fund's net asset value. In connection with entering into reverse repurchase agreements, a segregated account of the Fund consisting of cash, cash equivalents, U.S. Government securities or other high quality liquid debt securities with an aggregate value at all times sufficient to repurchase the securities, or equal to the proceeds received upon the sale plus accrued interest, will be established with the Fund's custodian bank.

         The Fund may invest in mortgage-related securities and asset-backed securities. Mortgage- related securities are represented by pools of mortgage loans or loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association, and government-related organizations, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers, such as commercial banks, savings and loan institutions, financial corporations, mortgage bankers and private mortgage insurance companies. Asset-backed securities are pass-through securities backed by non-mortgage assets, including automobile loans, credit card receivables and consumer receivables. Although certain mortgage-related and asset-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, and the yield are not so secured. If the Fund purchases a mortgage-related or an asset-backed security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.

         As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related or asset-backed security may decline when interest rates rise, the converse is not necessarily true, because in periods of declining interest rates the mortgages or assets underlying the security may be more likely to be prepaid. For this and other reasons, a mortgage-related or asset-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages or assets and, therefore, it is not possible to predict accurately the security's return. Such prepayments may expose the Fund to a lower rate of return on reinvestment. To the extent that such mortgage-related securities are held by the Fund, the prepayment right of the mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-related securities held by the Fund may not appreciate as rapidly as the price of other debt securities.


--------------------------------------------------------------------------------
                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

         Although the Fund's objective is long-term growth and above-average income and the Fund does not purchase securities with the intention of engaging in short term trading, the Fund will sell any particular security and reinvest proceeds when it is deemed prudent by the Investment Manager, regardless of the length of the holding period. This policy may result in higher securities transaction costs. To the extent that this policy results in gains on investments, the Fund will make distributions to its shareholders, which may accelerate the shareholders' tax liabilities for realized gains and may result in the distribution of short-term capital gains taxable as ordinary income. See "Income Dividends, Capital Gains Distributions and Tax Status." The Fund's portfolio turnover rate for each full or partial year of its operation is set forth in the Prospectus in the table entitled "Financial Highlights."

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

PETER O. BROWN -- Trustee;
         30 Douglas Road, Rochester, NY; Partner, Harter, Secrest & Emery; formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company; formerly Senior Vice President, Chase Lincoln First Bank, N.A.

NICHOLAS J. GRANT -- Trustee;
         77 Massachusetts Avenue, Cambridge, MA; Professor of Metallurgy and Materials Science, Massachusetts Institute of Technology.

G. KENNETH HEEBNER* -- Trustee and Vice President;
         Employee, CGM; formerly Vice President and Director, Loomis, Sayles and Company, Incorporated ("Loomis Sayles").

ROBERT L. KEMP* -- Trustee and President;
         Employee, CGM; formerly President and Director, Loomis Sayles.

ROBERT B. KITTREDGE -- Trustee;
         21 Sturdivant Street, Cumberland Foreside, ME; Retired; formerly Vice President, General Counsel and Director, Loomis Sayles.

LAURENS MACLURE -- Trustee;
         183 Sohier Street, Cohasset, MA; Retired; formerly President and Chief Executive Officer, New England Deaconess Hospital.

JAMES VAN DYKE QUEREAU, JR. -- Trustee;
         59 Annewood Lane, Wayne, PA; Managing Partner, Stratton Management Company; formerly Institutional Managing Partner, Loomis Sayles.

J. BAUR WHITTLESEY -- Trustee;
         1521 Locust Street, Philadelphia, PA; Attorney.

KATHLEEN S. HAUGHTON -- Vice President;
         222 Berkeley Street, Boston, MA 02116; Employee -- Investor Services Division, CGM; formerly Vice President, Boston Financial Data Services, Inc.

--------
     * Trustees deemed "interested persons" of the Fund, as defined under the 1940 Act.

LESLIE A. LAKE -- Vice President and Secretary;
         Employee -- Office Administrator, CGM; formerly Office Administrator, Capital Growth Management Division of Loomis Sayles.

MARTHA I. MAGUIRE -- Vice President;
         Employee -- Funds Marketing, CGM; formerly marketing communications consultant (self-employed); formerly Sales Promotion Consultant.

MARY L. STONE -- Assistant Vice President;
         Employee -- Coordinator, Mutual Fund Recordkeeping, CGM; formerly Coordinator, Mutual Fund Recordkeeping, Loomis Sayles.

FRANK N. STRAUSS -- Treasurer;
         222 Berkeley Street, Boston, MA 02116; Employee -- Chief Financial Officer, CGM; formerly Vice President of Fund Accounting, Freedom Capital Management Corporation and Assistant Vice President, The Boston Company, Inc.

W. DUGAL THOMAS -- Vice President;
         Employee -- Director of Marketing, CGM; formerly Director of Marketing, Loomis Sayles.

         Each of the Fund's trustees is also a trustee of one or more other investment companies for which CGM acts as investment manager. Except as indicated above, the address of each trustee and officer of the Fund affiliated with CGM is One International Place, Boston, Massachusetts 02110.

         As of March 31, 1996, the officers and trustees of the Fund owned beneficially approximately 1.0% of the outstanding shares of the Fund.

         The Fund pays no compensation to its officers or to the trustees listed above who are interested persons of the Fund. Officers and trustees receive no pension or retirement benefits paid from Fund expenses. The following table sets forth the compensation paid by the Trust to its trustees for the year ended December 31, 1995:

                                                        Pension                                     Total
                                                     or Retirement           Estimated         Compensation From
                                  Aggregate         Benefits Accrued           Annual           Registrant and
Name of                         Compensation        as Part of Fund         Benefit Upon          Fund Complex
 Trustee                          From Trust           Expenses              Retirement        Paid to Trustees(a)
--------                        ------------        ----------------        ------------       -------------------
Peter O. Brown                     $22,000                None                  None                 $32,000
Nicholas J. Grant                   26,500                None                  None                  38,000
G. Kenneth Heebner                    None                None                  None                    None
Robert L. Kemp                        None                None                  None                    None
Robert B. Kittredge                 22,000                None                  None                  32,000
Laurens Maclure                     22,000                None                  None                  32,000
James Van Dyke Quereau, Jr.         22,000                None                  None                  32,000
J. Baur Whittlesey                  22,000                None                  None                  32,000

----------
(a)  The Fund Complex is comprised of two Trusts with a total of five funds.


--------------------------------------------------------------------------------
                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

         Advisory Agreement CGM serves as investment manager of the Fund under an advisory agreement which became effective on August 30, 1996 upon the merger of New England Mutual Life Insurance Company into Metropolitan Life Insurance Company. Under the advisory agreement, CGM manages the investment and reinvestment of assets of the Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. CGM furnishes, at its own expense, all necessary office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, CGM is compensated at the annual percentage rate of 0.85% of the first $500 million of the Fund's average daily net asset value, and 0.75% of such value in excess of $500 million. CGM has voluntarily agreed, until December 31, 1996, and thereafter until further notice to the Fund, to limit its management fees and, if necessary, to bear certain expenses associated with operating the Fund, in order to limit the Fund's total operating expenses to an annual rate of 1.0% of the Fund's average net assets. For the period from May 13, 1994 (commencement of operations) through December 31, 1994 and for the fiscal year ended 1995 the investment advisory fees that would have been payable to CGM in respect of services rendered to the Fund amounted to $113,421 and $333,264, respectively. As a result of such limitation, the Fund paid no investment advisory fee to CGM for such 1994 period and $65,432 for 1995.

         The Fund pays the compensation of its trustees who are not partners, directors, officers or employees of CGM or its affiliates (other than registered investment companies); registration, filing, and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Fund; the expenses of meetings of the shareholders and trustees of the Fund; the charges and expenses of the Fund's legal counsel; interest, including on any borrowings by the Fund; the cost of services, including services of counsel, required in connection with the preparation of, and the costs of printing registration statements and prospectuses relating to the Fund, including amendments and revisions thereto, annual, semiannual, and other periodic reports of the Fund, and notices and proxy solicitation material furnished to shareholders of the Fund or regulatory authorities, to the extent that any such materials relate to the Fund or its shareholders; and the Fund's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. Under the advisory agreement, if the total of all ordinary business expenses of the Fund for any fiscal year exceeds the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which shares of the Fund are qualified for sale, the total fee otherwise due CGM is reduced by the amount of such excess, and if after giving effect to such reduction such total continues to exceed such limitation, CGM pays such excess, unless such reduction of payment would result in the inability of the Fund to qualify as a regulated investment company under applicable tax law. At the date of this Statement, the lowest applicable net asset percentage limitation on the Fund's total ordinary expenses (including investment advisory fees, but excluding taxes, portfolio brokerage commissions and interest) was 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of such assets and 1.5% of the remaining average annual net assets. As a result of the limitations described above, the Fund's actual total operating expenses are currently limited to 1.0% of its average net assets on an annual basis.

         CGM also acts as investment adviser to CGM Capital Development Fund, CGM Mutual Fund, CGM Fixed Income Fund and CGM American Tax Free Fund and three other mutual fund portfolios. CGM also provides investment advice to other institutional clients.

         Certain officers and trustees of the Fund also serve as officers, directors or trustees of other investment companies advised by CGM. The other investment companies and clients served by CGM sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining CGM as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

         Custodial Arrangements State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income, and net asset value per share of the Fund on each business day.

         Independent Accountants The Fund's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP conducts an annual audit of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectus, and the financial statements incorporated by reference into this Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

         Other Arrangements Certain office space, facilities, equipment and administrative services for the Fund and other mutual funds under the investment management of the CGM organization are furnished by CGM. In addition, CGM provides bookkeeping, accounting, auditing, financial recordkeeping and related clerical services for which it is entitled to be reimbursed by the Fund based on the cost of providing these services. As a result of the expense provisions described above, CGM received no reimbursement by the Fund for any of such costs in 1994 and for services rendered to the Fund for fiscal year 1995, CGM was reimbursed by the Fund for $12,300 of such expenses.


--------------------------------------------------------------------------------
                      PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

         In placing orders for the purchase and sale of portfolio securities for the Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers who make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

         CGM selects only brokers it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. CGM will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than is otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

         Receipt of research services from brokers may sometimes be a factor in selecting a broker which CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM's expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. In 1995, brokerage transactions of the Fund aggregating $57,777,780 were allocated to brokers providing research services and $209,050 in commissions were paid on these transactions. During 1994 and 1995, the Fund paid total brokerage fees of $542,648 and $269,950, respectively.


--------------------------------------------------------------------------------
                            DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------

         The Declaration of Trust of the Trust currently permits the trustees to issue an unlimited number of shares of beneficial interest of separate series of the Trust. Interests in the portfolio described in the Prospectus and in this Statement are represented by shares of the Fund. Each share of the Fund represents an interest in such series which is equal to and proportionate with the interest represented by each other share. The shares of the Fund do not have any preemptive rights. Upon liquidation of the portfolio, shareholders of the Fund are entitled to share pro rata in the net assets of such portfolio available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses. The trustees have no present intention of making such direct charges.

         The Declaration of Trust also permits the trustees, without shareholder approval, to create one or more additional series or classes of shares or to reclassify any or all outstanding shares as shares of particular series or classes, with such preferences and rights and eligibility requirements as the trustees may designate. While the trustees have no current intention to exercise the power to establish separate classes of the existing series of the Fund, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements, which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, merge two or more existing series.

Shareholder Rights

         On March 31, 1996, there were 5,808,109 shares of the Fund outstanding. On that date, State Street Bank, acting as trustee for various retirement plans and individual retirement accounts, owned 868,034 shares--about 15% of the total. In almost all cases, State Street Bank does not have the power to vote or to dispose of the shares except at the direction of the beneficial owner.

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent provided herein) in the election of trustees of the Trust and the termination of the Fund and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and
(ii) if the appointment of a trustee to fill a vacancy in the Board of Trustees would result in less than two-thirds of the trustees having been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders of record who have been such for at least six months and who hold in the aggregate shares equal to at least the lesser of (i) $25,000 in net asset value or (ii) 1% of the outstanding shares, stating that shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will either provide access to a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the holders of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or subseries of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. The shareholders of the Fund shall not be entitled to vote on matters exclusively affecting any other series, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the series and the approval of the investment advisory contracts of the series. Similarly, no shareholders of any other series shall be entitled to vote on any such matters exclusively affecting the Fund. In particular, the phrase "majority of the outstanding voting securities of the Fund" as used in this Statement shall refer only to the shares of the Fund.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust; however, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or trustees. The Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against the Fund and no other series of the Trust assumes any liability for obligations entered into on behalf of the Fund.


--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Fund are summarized in the Prospectus under "How to Purchase Shares." Shares of the Fund are not available to persons in South Dakota.


--------------------------------------------------------------------------------
                     ADVERTISING AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Calculation of Total Return

         The Fund may include total return information in advertisements or written sales material. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in the Fund rather than paid to the investor in cash. The formula for total return used by the Fund includes three steps:

                  (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested;

                  (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and

                  (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year.

         For the one-year period ended December 31, 1995, and for the period from inception (May 13, 1994) through December 31, 1995, the average annual total return of the Fund was 19.8% and 11.8%, respectively. If CGM had not agreed to fee limitations and expense provisions described above, the Fund's total return for such periods would have been lower.

         In computing performance information for the Fund, no adjustment will be made for a shareholder's tax liability on taxable dividends and capital gains distributions.

Calculation of Yield

         The Fund may use yield information in advertisements or written sales material. The Fund's yield is based on a recent 30 day period, and is determined in accordance with the SEC's standardized formula by:

                  (1) calculating the aggregate dividends and adjusted interest earned during that period, net of recurring expenses accrued for the period; and

                  (2) dividing that amount by the product of (A) the average daily number of shares outstanding during the period and (B) the maximum offering price per share on the last day of the period (less any earned income expected to be declared as a dividend shortly thereafter).

         The result is annualized, assuming a quarterly compounding, to determine the Fund's yield. Interest earned during the period will be adjusted to reflect amortization of any premium or discount from par on the Fund's fixed income securities (other than obligations backed by mortgages or other assets), using the market value for these securities on the last day of the period, or, for securities purchased during the period, using actual cost. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. The 30-day yield of the Fund for the period ended December 31, 1995, was 6.64%.

Performance Comparisons

         Total return may be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

         The Standard & Poor's 500 Composite Index (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns.

         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

         No brokerage commissions or other fees are factored into the values of the S&P 500 and the Dow Jones Industrial Average.

         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups.

         Lipper Analytical Services, Inc., an independent service that monitors the performance of over 4,700 mutual funds, calculates total return for those funds grouped by investment objective. From time to time, the Fund may include its ranking among mutual funds tracked by Lipper in advertisements or sales literature.

         Morningstar, Inc. ("Morningstar") is an independent mutual fund ranking service. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects the fund performance relative to three-month Treasury bill monthly returns. Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star. From time to time, the Fund may include its ranking among mutual funds tracked by Morningstar in advertisements or sales literature.

         Value Line, Inc. ("Value Line"), an independent mutual fund ranking service reviews the performance of 2,000 mutual funds. In ranking mutual funds, Value Line uses two indicators: a Risk Rank to show the total level of risk a fund has assumed and an Overall Rank measuring various performance criteria taking risk into account. Funds are ranked from 1 to 5, with 1 the highest Overall Rank (the best risk-adjusted performance) and the best Risk Rank (the least risky). From time to time, the Fund may include ranking information provided by Value Line in advertisements and sales literature.

         The Fund may compare its total return or yield or both to that of the National Association of Real Estate Investment Trusts' (NAREIT) Equity REIT Index.

         From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund and information about persons responsible for its portfolio management may appear in national publications and major metropolitan newspapers including, but not limited to, The Wall Street Journal, The Boston Globe and Forbes, Fortune, and Money magazines. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature.

         Mr. Heebner has continuously managed the Fund since its inception on May 13, 1994.


--------------------------------------------------------------------------------
                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus under "Pricing of Shares."

         The net asset value of a share of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares outstanding and rounding to the nearest cent. Such determination is made as of the close of normal trading on the New York Stock Exchange on each day on which the Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected. During the 12 months following the date of this Statement, the New York Stock Exchange is expected to be closed on the following holidays: Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, and Good Friday.

         Securities which are traded over-the-counter or on a stock exchange will be valued according to the broadest and most representative market based on the last reported sale price for securities listed on a national securities exchange (or on the NASDAQ National Market System) or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. U.S. Government securities are valued at the most recent quoted price on the date of valuation.

         For equity securities, it is expected that the broadest and most representative market will ordinarily be either (i) a national securities exchange, such as the New York Stock Exchange or American Stock Exchange, or
(ii) the NASDAQ National Market System. For corporate bonds, notes, debentures and other fixed-income securities, it is expected that the broadest and most representative market will ordinarily be the over-the-counter market. Fixed-income securities may, however, be valued on the basis of prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the fair market value of such securities. The prices provided by the pricing service may be determined based on valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

         A shareholder's investment in the Fund is credited to an open account maintained for the shareholder by the CGM Shareholder Services Department ("CGM Shareholder Services") of Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. The address is: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.

         Certificates representing shares are issued only upon written request to CGM Shareholder Services but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions that have taken place during the year. After the close of each fiscal year, CGM Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. The year-end statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Fund, and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plans ("SWP")

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $10,000 at the time the plan is established.

         Payments will be made either to the shareholder or to any other person or entity designated by the shareholder. If payments are issued to an individual other than the registered owner(s) and/or mailed to an address other than the address of record, a signature guarantee will be required on the SWP application. Shares to be included in a Systematic Withdrawal Plan must be held in an Open Account rather than certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of the New York Stock Exchange on the record date for the dividend or distribution. If withdrawal checks are returned to the Fund as "undeliverable" or remain uncashed for more than six months the shareholder's Systematic Withdrawal Plan will be cancelled, such undeliverable or uncashed checks will be cancelled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks.

         Since withdrawal payments represent in whole or in part proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

         A shareholder may exchange shares of the Fund for shares of CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund, New England Cash Management Trust, New England Tax Exempt Money Market Trust or CGM Capital Development Fund; however, shares of CGM Capital Development Fund may be exchanged for only if you were a shareholder on September 24, 1993, and have continuously remained a shareholder in the CGM Capital Development Fund since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund. The special circumstances currently approved by the Board of Trustees of CGM Capital Development Fund are limited to the offer and sale of shares of such fund to the following additional persons: trustees of CGM Capital Development Fund, employees of the Investment Manager and counsel to such fund and the Investment Manager. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirements of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Exchange Privilege." Exchange requests cannot be revoked once they have been received in good order. The Trust reserves the right to terminate or limit the privilege of a shareholder who makes more than four exchanges (or two round trips) per year and to prohibit exchanges during the first 15 days following an investment in the Fund. A shareholder may exercise the exchange privilege only when the fund into which shares will be exchanged is registered or qualified in the state in which such shareholder resides.

         Exchanges may be effected by (i) a telephone request to CGM Shareholder Services at 800-343-5678, provided a special authorization form is on file with the Trust, or (ii) a written exchange request to BFDS accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice, except as otherwise required by law or regulation.

         For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

Automatic Investment Plans ("AIP")

         Once initial investment minimums have been satisfied (see "How to Purchase Shares" in the Prospectus), a shareholder may participate in an Automatic Investment Plan, pursuant to which the Fund debits $50.00 or more on or about the same date each month from a shareholder's checking account and transfers the proceeds into the shareholder's Fund account. To participate, a shareholder must authorize the Fund and its agents to initiate Automated Clearing House ("ACH") debits against the shareholder's designated account at a bank or other financial institution. Debits from savings banks and credit unions generally are not acceptable. Debits from savings accounts will not be accepted under any circumstances. Shareholders receive a confirmation of each purchase of Fund shares, and each deduction from a shareholder's bank account will appear on the shareholder's monthly bank statement. If a shareholder elects to redeem Fund shares purchased under the AIP within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. See "All Redemptions."

         Once a shareholder enrolls in the AIP, the Fund and its agents are authorized to initiate ACH debits against the shareholder's account payable to the order of The CGM Funds. Such authority remains in effect until revoked by the shareholder, and, until the Fund actually receives such notice of revocation, the Fund is fully protected in initiating such debits. Participation in the AIP may be terminated by sending written notice to CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511, or by calling 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may immediately terminate a shareholder's participation in the AIP in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify the AIP at any time.

Retirement Plans

         Under "Shareholder Services--Retirement Plans" the Prospectus refers to several retirement plans. These include tax deferred money purchase pension or profit sharing plans, as well as SEP-IRAs, IRAs and 403(b)(7) custodial accounts established under retirement plans sponsored by CGM. These plans may be funded with shares of the Fund.

         For participants under age 59 1/2, all income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Trust by writing or calling the Trust as indicated on the cover of this Statement.

         Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Address Changes

         Shareholders can request to change their record address either by telephone or in writing (by mail or delivery service, but not by facsimile) in accordance with the policies and procedures of the Trust. After an address change is made, no telephone or written redemption requests will be honored for three months unless the registered owner's signature is guaranteed on the request. Written requests for a change of address may be mailed to: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.


--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

         The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

         Except as noted below, signatures on redemption requests must be guaranteed by an eligible guarantor institution in accordance with procedures established by the Trust. Signature guarantees by notaries public are not acceptable.

         The procedures provide that an "eligible guarantor institution" means any of the following: banks (as defined in ss. 3(a) of the Federal Deposit Insurance Act (the "FDIA") [12 U.S.C. ss. 1813(a)]); brokers, dealers, municipal securities brokers, government securities dealers and government securities brokers, as those terms are defined under the Securities Exchange Act of 1934 (the "Act"); credit unions (as defined in ss. 19(b)(1)(A) of the Federal Reserve Act [12 U.S.C. ss. 461(b)]); national securities exchanges, registered securities associations and clearing agencies, as those terms are defined under the Act; and savings associations (as defined in ss. 3(b) of the FDIA [12 U.S.C. ss. 1813(b)]). However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000, and the proceeds check is made payable to the registered owner(s) and mailed to the record address, which has not changed in the prior three months. If the record address has changed within the prior three months, a signature guarantee will be required. This policy applies to both written and telephone redemption requests.

Redeeming by Telephone

         There are two ways to redeem by telephone. In either case, a shareholder should call 800-343-5678 prior to 4:00 p.m. (Eastern time). Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted. Telephone redemptions are not available for IRAs, SEP-IRAs, 403(b)(7) custodial accounts or money purchase pension and profit sharing plans under a CGM retirement plan where State Street Bank is the trustee.

Check Sent to the Record Address

         A shareholder may request that a check be sent to the record address on the account, provided that the address has not changed for the last three months and the shareholder is redeeming $25,000 or less. The check will be made payable to the registered owner(s) of the account.

         If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be cancelled and such proceeds shall be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

Proceeds Wired to a Predesignated Bank

         A shareholder may request that the redemption proceeds be wired to the bank selected on the Fund application or subsequently on the Service Options Form available from the Trust or BFDS. A nominal wire fee, currently $5.00, is deducted from the proceeds. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated may be made by furnishing BFDS a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

All Redemptions

         The redemption price will be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation). Redemption requests cannot be revoked once they have been received in good order. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephone redemption proceeds will normally be mailed or wired within seven days following receipt of a proper redemption request. If you purchased your Fund shares by check (or through your AIP) and elect to redeem shares within 15 days of such purchase, you may experience delays in receiving redemption proceeds. The Trust will process your redemption request upon receipt of a request in good order. However, the Trust will generally postpone sending your redemption proceeds from such investment until it can verify that your check (or AIP investment) has been or will be collected. Under ordinary circumstances, the Trust cannot verify collection of individual checks (or AIP investments)and may therefore automatically hold proceeds from redemptions requested during the 15 day period following such investment for a total of up to seven days. There will be no such automatic delay following investments paid for by federal funds wire or by bank cashier's check, certified check or treasurer's check although the Trust may in any case postpone payment of redemption proceeds for up to seven days.

         The Trust will normally redeem shares for cash; however, the Trust reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

         Because the expense of maintaining small accounts is disproportionately high, the Trust may close accounts with 20 shares or less and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Trust's intention to close the account, and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to retirement and Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts.


--------------------------------------------------------------------------------
          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

         As described in the Prospectus under "Dividends, Capital Gains Distributions and Taxes" it is the policy of the Fund to pay quarterly, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for such dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. (However, if you elect to receive capital gains in cash, your income dividends must also be received in cash.) The election, made at the time the account is opened, may be changed by the shareholder at any time by submitting a written request directly to CGM Shareholder Services. In order for a change to be in effect for any dividend or distribution, it must be received by CGM Shareholder Services on or before the record date for such dividend or distribution. If you elect to receive distributions in cash, and checks are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following such six month period, any undeliverable or uncashed checks will be cancelled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

         The Fund intends to meet the requirements of the Internal Revenue Code with respect to regulated investment companies.

         The distributions received by the Fund from its investments may, for federal income tax purposes, consist of ordinary income, long-term capital gains or a return of capital. The characterization of these distributions to the Fund may, in turn, affect the tax treatment of the Fund's distributions to its shareholders. Dividends and distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional shares of the Fund.

         Dividends paid by the Fund from net investment income, including dividends, interest and net short-term capital gains, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated by the Fund as capital gains distributions are taxable as long-term capital gains, regardless of the length of time shareholders have owned shares in the Fund. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing the tax basis in a shareholder's shares, and then, to the extent the distribution exceeds such basis, as a taxable gain to be realized upon sale of such shares.

         Distributions that the Fund receives from a REIT, and dividends of the Fund attributable to such distributions, will not constitute "dividends" for purposes of the dividends-received deduction applicable to corporate shareholders.

         Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

         The Fund is required to withhold and remit to the U.S. Treasury 31% of all dividends from net investment income and capital gains distributions, whether distributed in cash or reinvested in shares of the Fund, paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of Fund shares from a shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding).

         As required by federal law, detailed federal tax information is furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The financial statements for the year ended December 31, 1995, included in the Fund's Annual Report to shareholders for the year ended December 31, 1995, are incorporated herein by reference.


168099.c4